As filed with the Securities and Exchange           Registration No. 333-57218
Commission on April 16, 2003                        Registration No. 811-05626
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 5                                      [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                       [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                (Name and Address of Agent for Service)
-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts
-------------------------------------------------------------------------------

                               PART A

CONTRACT PROSPECTUS -- MAY 1, 2003
--------------------------------------------------------------------------------

THE CONTRACT. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by Golden American Life Insurance Company (the Company, we, us, our). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.

The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

TABLE OF CONTENTS .....PAGE 3

--------------------------------------------------------------------------------

PREMIUM BONUS OPTION. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See "Premium Bonus Option -- Suitability." The premium bonus option may not be available in all states.

INVESTMENT OPTIONS. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III -- Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.

THE FUNDS

o   AIM V.I. Dent Demographic Trends Fund (Class II)
o   AIM V.I. Growth Fund (Class II)
o   Alliance Growth and Income Portfolio (Class B)
o   Alliance Premier Growth Portfolio (Class B)
o   AllianceBernstein Value Portfolio (Class B)
o   Fidelity VIP Contrafund Portfolio (Class S2)
o   Fidelity VIP Equity-Income Portfolio (Class S2)
o   Fidelity VIP Growth Portfolio (Class S2)
o   ING Eagle Asset Value Equity Portfolio (Class S) (1)
o   ING GET Fund
o   ING J.P. Morgan Fleming International Enhanced EAFE Portfolio (Class S) (1)
o   ING Janus Growth and Income Portfolio (Class S)(1)
o   ING JP Morgan Fleming Small Cap Equity Portfolio (Class S) (1)
o   ING JP Morgan Mid Cap Value Portfolio (Service Class)
o   ING Liquid Assets Portfolio (Class S) (1)
o   ING MFS Capital Opportunities Portfolio (Initial Class)
o   ING MFS Global Growth Portfolio (Service Class)
o   ING MFS Research Portfolio (Class S) (1)
o   ING MFS Total Return Portfolio (Class S) (1)
o   ING PIMCO Core Bond Portfolio (Class S) (1)
o   ING Van Kampen Comstock Portfolio (Service Class)
o   ING VP Convertible Portfolio (Class S)
o   ING VP Index Plus LargeCap Portfolio (Class S)
o   ING VP Index Plus MidCap Portfolio (Class S)
o   ING VP Index Plus SmallCap Portfolio (Class S)
o   ING VP Large Company Value Portfolio (Class S)
o   ING VP LargeCap Growth Portfolio (Class S)
o   ING VP MagnaCap Portfolio (Class S)
o   ING VP Value Opportunity Portfolio (Class S)
o   ING VP Worldwide Growth Portfolio
o   INVESCO VIF-Financial Services Fund
o   INVESCO VIF-Health Sciences Fund
o   INVESCO VIF-Leisure Fund
o   INVESCO VIF-Utilities Fund
o   Janus Aspen Series Worldwide Growth Portfolio (Class S) (1)
o   Jennison Portfolio (Class II)
o   PIMCO High Yield Portfolio
o   Pioneer Fund VCT Portfolio (Class II)
o   Pioneer Small Company VCT Portfolio (Class II)
o   ProFund VP Bull
o   ProFund VP Europe 30
o   ProFund VP Small-Cap
o   Putnam VT Growth and Income (Class IB)
o   Putnam VT International Growth and Income (Class IB)
o   Putnam VT Voyager Fund II (Class IB)
o   SP Jennison International Growth Portfolio (Class II)
o   UBS Tactical Allocation Portfolio (Class I)

1) EFFECTIVE MAY 1, 2003 THIS FUND HAS CHANGED ITS NAME TO THE NAME LISTED ABOVE. SEE APPENDIX III -- "DESCRIPTION OF UNDERLYING FUNDS" FOR A COMPLETE LIST OF FORMER AND CURRENT FUND NAMES.

(2) SEE APPENDIX V FOR A LIST OF ING GET U.S. CORE PORTFOLIO SERIES AND THEIR PROJECTED OFFERING PERIOD.

SD Variable Annuity - 126046

--------------------------------------------------------------------------------

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

>    Golden American Guaranteed Account (the Guaranteed Account)

>    Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THE CONTRACT IS NOT A DEPOSIT WITH, OBLIGATION OF OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS IT INSURED BY THE FDIC. THE CONTRACT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

SD Variable Annuity - 126046

TABLE OF CONTENTS

CONTRACT OVERVIEW ...........................................................  4

Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Sending Additional Purchase Payments (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

FEES AND EXPENSES............................................................

CONDENSED FINANCIAL INFORMATION ............................................. 16

FINANCIAL STATEMENTS ........................................................ 16

PURCHASE AND RIGHTS ......................................................... 16

RIGHT TO CANCEL ............................................................. 19

PREMIUM BONUS OPTION ........................................................ 19

INVESTMENT OPTIONS .......................................................... 21

TRANSFERS AMONG INVESTMENT OPTIONS .......................................... 23

TRANSFERS BETWEEN OPTION PACKAGES ........................................... 26

FEES ........................................................................ 27

YOUR ACCOUNT VALUE .......................................................... 33

WITHDRAWALS ................................................................. 35

SYSTEMATIC DISTRIBUTION OPTIONS ............................................. 37

DEATH BENEFIT ............................................................... 38

THE INCOME PHASE ............................................................ 43

TAXATION .................................................................... 47

OTHER TOPICS ................................................................ 55

The Company --Separate Account B -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance
Reporting -- Voting Rights -- Contract Modifications -- Transfer of
Ownership: Assignment -- Involuntary Terminations -- Legal
Proceedings -- Legal Matters -- Experts

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ......................... 60

APPENDIX I-- GOLDEN AMERICAN GUARANTEED ACCOUNT ............................ I-1

APPENDIX II-- FIXED ACCOUNT ............................................... II-1

APPENDIX III-- DESCRIPTION OF UNDERLYING FUNDS ............................III-1

APPENDIX IV-- CONDENSED FINANCIAL INFORMATION ............................. IV-1

APPENDIX V-- PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS.... V-1

SD Variable Annuity - 126046

[sidebar]

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

     P.O. Box 9271
     Des Moines, IA 50306-9271
     1-800-366-0066

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS.

Use the following address when sending additional purchase payments.

     Golden American Life
     Insurance Company
     Attn:  Customer Service Department
     P.O. Box 9271
     Des Moines, IA 50306-9271

If using express mail, use the following address:

     Golden American Life
     Insurance Company
     Attn:  Customer Service Department
     909 Locust Street
     Des Moines, IA 50309-2899

[end sidebar]

CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

--------------------------------------------------------------------------------
                                 CONTRACT DESIGN
--------------------------------------------------------------------------------

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

--------------------------------------------------------------------------------
                                 CONTRACT FACTS
--------------------------------------------------------------------------------

OPTION PACKAGES. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Purchase and Rights" for age maximums on the calculation of death benefits. The differences are summarized as follows:

----------------------------------------------------------------------------------------------------
                          OPTION PACKAGE I          OPTION PACKAGE II         OPTION PACKAGE III
----------------------------------------------------------------------------------------------------
Mortality and
Expense Risk
Charge1:                       0.80%                      1.10%                     1.25%
----------------------------------------------------------------------------------------------------
Death Benefit2 on      The greater of:           The greatest of:          The greatest of:
Death of the
Annuitant3:            1) The sum of all         1) The sum of all         1) The sum of all
                          purchase payments,        purchase payments,        purchase payments,
                          adjusted for amounts      adjusted for amounts      adjusted for amounts
                          withdrawn or applied      withdrawn or applied      withdrawn or applied
                          to an income phase        to an income phase        to an income phase
                          payment option as of      payment option as of      payment option as of
                          the claim date; or        the claim date; or        the claim date; or

                       2) The account value on   2) The account value on   2) The account value on
                          the claim date.           the claim date; or        the claim date; or

                                                 3) The "step-up value"    3) The "step-up value"
                                                    on the claim date.        on the claim date;
                                                                              or

                                                                           4) The "roll-up value"
                                                                              on the claim date.
----------------------------------------------------------------------------------------------------
Minimum Initial           NON-                      NON-                      NON-
Purchase Payment4:     QUALIFIED:   QUALIFIED:   QUALIFIED:    QUALIFIED:   QUALIFIED:   QUALIFIED:
                        $15,000       $1,500       $5,000        $1,500       $5,000       $1,500
----------------------------------------------------------------------------------------------------
Free Withdrawals5:    10% of your account       10% of your account        10% of your account
                      value each account        value each account year,   value each account
                      year, non-cumulative.     non-cumulative.            year, cumulative to a
                                                                           maximum 30%.
----------------------------------------------------------------------------------------------------
Nursing Home Waiver
-- Waiver of Early               Not
Withdrawal Charge:           Available                  Available                 Available
----------------------------------------------------------------------------------------------------

1    See "Fee Table" and "Fees."

2 See "Death Benefit." If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

4    See "Purchase and Rights."

5    See "Fees."

SD Variable Annuity - 126046

PREMIUM BONUS OPTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See "Premium Bonus Option."

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See "Fee Table" and "Fees."

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Premium Bonus Option--Forfeiture" and "Right to Cancel."

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" and "Death Benefit--Premium Bonus."

> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See "Premium Bonus Option--Forfeiture" and "Withdrawals."

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See "Premium Bonus Option--Suitability." Your sales representative can help you decide if the premium bonus option is right for you.

TRANSFERABILITY. You may transfer from one option package to another.

>    Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days of an account anniversary.

>    Certain minimum account values must be met.

See "Transfers Between Option Packages."

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SD Variable Annuity - 126046

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

SD Variable Annuity - 126046

--------------------------------------------------------------------------------
                                 CONTRACT PHASES
--------------------------------------------------------------------------------

I.   THE ACCUMULATION PHASE (accumulating dollars under your contract)


STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

>    Fixed Interest Options; or

> Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

                  -------------------------
                        Payments to
                        Your Account
                  -------------------------
                          Step 1
 ---------------------------------------------------------
          Golden American Life Insurance Company
 ---------------------------------------------------------
        (a)                 Step 2                 (b)
 ------------------     ----------------------------------
       Fixed                   Separate Account B
     Interest
      Options              Variable Investment Options

 ------------------     ----------------------------------
                                 The Subaccounts
                        ----------------------------------
                            A           B         Etc.
                        ----------- ---------- -----------
                               Step 3
                        ----------- ----------
                          Mutual      Mutual
                          Fund A      Fund B
                        ----------- ----------

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase payment option that provides for payments to your beneficiary; or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

SD Variable Annuity - 126046

[sidebar]

IN THIS SECTION:

>    Maximum Transaction Fees

>    Maximum Fees Deducted from Investments in the Separate Account

>    Fees Deducted by the Funds

>    Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Premium and Other Taxes

>    Charges for the ING GET U.S. Core Portfolio

[end sidebar]

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
         Years from Receipt
        of Purchase Payment                        Early Withdrawal Charge
--------------------------------------------------------------------------------
            Less than 2                                       7%
     2 or more but less than 4                                6%
     4 or more but less than 5                                5%
     5 or more but less than 6                                4%
     6 or more but less than 7                                3%
             7 or more                                        0%
--------------------------------------------------------------------------------

ANNUAL MAINTENANCE FEE.................................................. $30.001
TRANSFER CHARGE......................................................... $10.002


1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."
2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See "Transfers" for additional information.

SD Variable Annuity - 126046

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)
                                                    ALL ACCOUNT
o    IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION      YEARS

     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge            0.80%
          Administrative Expense Charge                0.15%
                                                  ----------------
          Total Separate Account Expenses              0.95%
                                                  ================
     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge            1.10%
          Administrative Expense Charge                0.15%
                                                  ----------------
          Total Separate Account Expenses              1.25%
                                                  ================
     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge            1.25%
          Administrative Expense Charge                0.15%
                                                  ----------------
          Total Separate Account Expenses              1.40%
                                                  ================


                                                   ACCOUNT YEARS   AFTER THE 7TH
o    IF YOU ELECT THE PREMIUM BONUS OPTION              1-7         ACCOUNT YEAR

     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge            0.80%            0.80%
          Administrative Expense Charge                0.15%            0.15%
          Premium Bonus Option Charge                  0.50%            0.00%
                                                  ------------------------------
          Total Separate Account Expenses              1.45%            0.95%
                                                  ==============================

     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge            1.10%            1.10%
          Administrative Expense Charge                0.15%            0.15%
          Premium Bonus Option Charge                  0.50%            0.00%
                                                  ------------------------------
          Total Separate Account Expenses              1.75%            1.25%
                                                  ==============================

     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge            1.25%            1.25%
          Administrative Expense Charge                0.15%            0.15%
          Premium Bonus Option Charge                  0.50%            0.00%
                                                  ------------------------------
          Total Separate Account Expenses              1.90%            1.40%
                                                  ==============================

SD Variable Annuity - 126046

                                                                                        AFTER THE 7TH
o    IF YOU ELECT THE PREMIUM BONUS OPTION        ACCOUNT YEARS      ACCOUNT YEARS         ACCOUNT
     AND INVEST IN THE GET FUND*                       1-5                6&7                YEAR
     >    OPTION PACKAGE I--
          Mortality and Expense Risk Charge            0.80%              0.80%              0.80%
          Administrative Expense Charge                0.15%              0.15%              0.15%
          Premium Bonus Option Charge                  0.50%              0.50%              0.00%
          GET Fund Guarantee Charge                    0.50%              0.00%              0.00%
                                                 ------------------------------------------------------
          Total Separate Account Expenses              1.95%              1.45%              0.95%
                                                 ======================================================

     >    OPTION PACKAGE II--
          Mortality and Expense Risk Charge            1.10%              1.10%              1.10%
          Administrative Expense Charge                0.15%              0.15%              0.15%
          Premium Bonus Option Charge                  0.50%              0.50%              0.00%
          GET Fund Guarantee Charge                    0.50%              0.00%              0.00%
                                                 ------------------------------------------------------
          Total Separate Account Expenses              2.25%              1.75%              1.25%
                                                 ======================================================

     >    OPTION PACKAGE III--
          Mortality and Expense Risk Charge            1.25%              1.25%              1.25%
          Administrative Expense Charge                0.15%              0.15%              0.15%
          Premium Bonus Option Charge                  0.50%              0.50%              0.00%
          GET Fund Guarantee Charge                    0.50%              0.00%              0.00%
                                                 ------------------------------------------------------
          Total Separate Account Expenses              2.40%              1.90%              1.40%
                                                 ======================================================

* The GET Fund guarantee charge applies during each five year guarantee period to amounts invested in the GET Fund investment option only. See "Investment Options -- Variable Investment Options" for additional information.

FEES DEDUCTED BY THE FUNDS

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES 1       MINIMUM    MAXIMUM
     ---------------------------------------------------------------------------
     (expenses that are deducted from Trust or
     Fund assets, including management fees,
     distribution and/or service (12b-1) fees*,
     and other expenses):                                   0.53%       3.64%
     ---------------------------------------------------------------------------

     * The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

     1 The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would be 0.53% to 1.81%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2003.

SD Variable Annuity - 126046

EXAMPLES

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, plus a credit of $400, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds. The examples also take into account contractual limitations on Trust or Fund expenses that require reimbursement or waivers of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     ---------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
     ---------------------------------------------------------------------------
             1 year              3 years             5 years            10 years
             $1,023              $2,269              $3,314              $5,508
     ---------------------------------------------------------------------------
     2) If you annuitize at the end of the applicable time period:
     ---------------------------------------------------------------------------
             1 year              3 years             5 years            10 years
             $1,023              $2,269              $3,314              $5,508
     ---------------------------------------------------------------------------
     3) If you do not surrender your contract:
     ---------------------------------------------------------------------------
             1 year              3 years             5 years            10 years
              $393               $1,729              $2,864              $5,508
     ---------------------------------------------------------------------------

     * This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.

     ** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

SD Variable Annuity - 126046

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The statement of assets and liabilities of Separate Account B as of December
31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.
The consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are included in the Statement of Additional Information.

PURCHASE AND RIGHTS
--------------------------------------------------------------------------------

HOW TO PURCHASE

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

SD Variable Annuity - 126046

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See "Death Benefit" for a description of the calculation of death benefits above certain ages.

YOUR RIGHTS UNDER THE CONTRACT

>    Individual Contracts. You have all contract rights.


> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

>    One lump sum;

>    Periodic payments; or

Transfer or rollover from a pre-existing retirement plan or account.

SD Variable Annuity - 126046

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See "Premium Bonus Option--Suitability."

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

--------------------------------------------------------------------------------------------------
                          OPTION                      OPTION                      OPTION
                        PACKAGE I                   PACKAGE II                 PACKAGE III
--------------------------------------------------------------------------------------------------
Minimum Initial      Non-                       Non-                        Non-
Purchase Payment  Qualified:   Qualified:*   Qualified:    Qualified:*   Qualified:   Qualified:*
                   $15,000       $1,500        $5,000        $1,500        $5,000        $1,500
--------------------------------------------------------------------------------------------------

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

REDUCTION OF PURCHASE PAYMENT AMOUNTS. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply;

> The method and frequency of purchase payments to be made under the contract; and

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

SD Variable Annuity - 126046

RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION
--------------------------------------------------------------------------------

ELECTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

PREMIUM BONUS AMOUNT. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

PREMIUM BONUS OPTION CHARGE. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See "Fees--Reduction or Elimination of Certain Fees."

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See "Your Account Value."

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

> If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

SD Variable Annuity - 126046

> If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

> Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See "Withdrawals."

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

---------------------------------------------------------------------------------------------------------------------------------
                  PURCHASE        PREMIUM         ACCOUNT        WITHDRAWAL
   DATE            PAYMENT         BONUS           VALUE           AMOUNT                         EXPLANATION
---------------------------------------------------------------------------------------------------------------------------------
May 2, 2003       $100,000        $4,000         $104,000           --         You make a $100,000 initial purchase payment and
                                                                               we credit your account with a 4% ($4,000)
                                                                               premium bonus. Your beginning account value
                                                                               equals $104,000.
---------------------------------------------------------------------------------------------------------------------------------
May 2, 2006          --             --           $120,000         $30,000      Assume that your account value grows to $120,000
                                                                               over the next three years and you request a
                                                                               $30,000 withdrawal. $18,000 of that $30,000 will
                                                                               be subject to an early withdrawal charge
                                                                               ($30,000 minus $12,000 (the 10% free withdrawal
                                                                               amount, see "Fees--Free Withdrawals")) and you
                                                                               would pay a $1,080 early withdrawal charge (6%
                                                                               of $18,000). Additionally, because $18,000 is
                                                                               18% of the $100,000 purchase payment made in the
                                                                               first account year, 18% of your $4,000 premium
                                                                               bonus, or $720, would be forfeited.*
---------------------------------------------------------------------------------------------------------------------------------

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

SD Variable Annuity - 126046

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Separate Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

> ING GET U.S. CORE PORTFOLIO (FORMERLY KNOWN AS, AND REFERRED TO HEREIN AS, "GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

     Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix V for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period.

     If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

SD Variable Annuity - 126046

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the Golden American Guaranteed Account (the Guaranteed Account) offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
SELECTING INVESTMENT OPTIONS

o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

SD Variable Annuity - 126046

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

>    Shared--bought by more than one company.

>    Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by fax or telephone or, when available, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance.

SD Variable Annuity - 126046

Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time; and (3) not accepting transfer requests transmitted by phone, facsimile or by other electronic means.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.

VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

SD Variable Annuity - 126046

DOLLAR COST AVERAGING NEITHER ENSURES A PROFIT NOR GUARANTEES AGAINST LOSS IN A DECLINING MARKET. YOU SHOULD CONSIDER YOUR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. THERE IS NO ADDITIONAL CHARGE FOR THIS PROGRAM AND TRANSFERS MADE UNDER THIS PROGRAM DO NOT COUNT AS TRANSFERS WHEN DETERMINING THE NUMBER OF FREE TRANSFERS THAT MAY BE MADE EACH ACCOUNT YEAR. FOR ADDITIONAL INFORMATION ABOUT THIS PROGRAM, CONTACT YOUR SALES REPRESENTATIVE OR CALL US AT THE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS:
CONTACTING THE COMPANY." IN CERTAIN STATES, PURCHASE PAYMENTS ALLOCATED TO THE FIXED ACCOUNT MAY REQUIRE PARTICIPATION IN THE DOLLAR COST AVERAGING PROGRAM.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

SD Variable Annuity - 126046

TRANSFERS BETWEEN OPTION PACKAGES
--------------------------------------------------------------------------------
You may transfer from one option package to another.

>    Transfers must occur on an account anniversary.

> A written request for the transfer must be received by us within 60 days of an account anniversary.

> The following minimum account values need to be met on the date of transfer:

--------------------------------------------------------------------------------
                    TRANSFERS TO                       TRANSFERS TO
                  OPTION PACKAGE I               OPTION PACKAGES II OR III
--------------------------------------------------------------------------------
MINIMUM
ACCOUNT     Non-Qualified:     Qualified:      Non-Qualified:      Qualified:
 VALUE         $15,000           $1,500            $5,000            $1,500
--------------------------------------------------------------------------------

>    You will receive a new contract schedule page upon transfer.

>    Only one option package may be in effect at any time.

--------------------------------------------------------------------------------------------------------------------------------
              TRANSFERS TO                                TRANSFERS TO                                TRANSFERS TO
            OPTION PACKAGE I                            OPTION PACKAGE II                          OPTION PACKAGE III
--------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT1:                             DEATH BENEFIT1:                             DEATH BENEFIT1:

o    The sum of all purchase payments       o    The sum of all purchase payments       o    The sum of all purchase payments
     made, adjusted for amounts                  made, adjusted for amounts                  made, adjusted for amounts
     withdrawn or applied to an income           withdrawn or applied to an income           withdrawn or applied to an income
     phase payment option as of the              phase payment option as of the              phase payment option as of the
     claim date, will continue to be             claim date, will continue to be             claim date, will continue to be
     calculated from the account                 calculated from the account                 calculated from the account
     effective date.                             effective date.                             effective date.

o    The "step-up value" under Option       o    If transferring from Option Package    o    If transferring from Option Package
     Packages II and III will terminate          I, the "step-up value" will be              I, the "step-up value" will be
     on the new schedule effective date.         calculated beginning on the new             calculated beginning on the new
                                                 schedule effective date.                    schedule effective date.
o    The "roll-up value" under Option
     Package III will terminate on the      o    If transferring from Option Package    o    If transferring from Option Package
     new schedule effective date.                III, the "step-up value" will               II, the "step-up value" will
                                                 continue to be calculated from the          continue to be calculated from the
                                                 date calculated under Option                date calculated under Option
                                                 Package III.                                Package II.

                                            o    The "roll-up value" under Option       o    The "roll-up value" will be
                                                 Package III will terminate on the           calculated beginning on the new
                                                 new schedule effective date.                schedule effective date.
--------------------------------------------------------------------------------------------------------------------------------
NURSING HOME WAIVER2:                       NURSING HOME WAIVER2:                       NURSING HOME WAIVER2:

o    The availability of the waiver of      o    If transferring from Option Package    o    If transferring from Option Package
     the early withdrawal charge under           I, the waiting period under the             I, the waiting period under the
     the Nursing Home Waiver will                Nursing Home Waiver will begin to           Nursing Home Waiver will begin to
     terminate on the new schedule               be measured from the new schedule           be measured from the new schedule
     effective date.                             effective date.                             effective date.

                                            o    If transferring from Option Package    o    If transferring from Option Package
                                                 III, the waiting period will have           II, the waiting period will have
                                                 been satisfied on the new schedule          been satisfied on the new schedule
                                                 effective date.                             effective date.
--------------------------------------------------------------------------------------------------------------------------------
FREE WITHDRAWALS3:                          FREE WITHDRAWALS3:                          FREE WITHDRAWALS3:

o    If transferring from Option Package    o    If transferring from Option Package    o    The cumulative to 30% available
     III, any available free withdrawal          III, any available free withdrawal          free withdrawal amount will begin
     amount in excess of 10% will be             amount in excess of 10% will be             to be calculated as of the new
     lost as of the new schedule                 lost as of the new schedule                 schedule effective date.
     effective date.                             effective date.
--------------------------------------------------------------------------------------------------------------------------------

1    See "Death Benefit."

2    See "Fees--Nursing Home Waiver."

3    See "Fees--Free Withdrawals."

SD Variable Annuity - 126046

FEES
--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES (As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
        YEARS FROM RECEIPT OF                             EARLY
          PURCHASE PAYMENT                          WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
             Less than 2                                   7%
      2 or more but less than 4                            6%
      4 or more but less than 5                            5%
      5 or more but less than 6                            4%
      6 or more but less than 7                            3%
              7 or more                                    0%
--------------------------------------------------------------------------------

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

[sidebar]

TYPES OF FEES

There are five types of fees or deductions that may affect your account.

TRANSACTION FEES

o    Early Withdrawal Charge

o    Annual Maintenance Fee

o    Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

o    Mortality and Expense Risk Charge

o    Administrative Expense Charge

o    Premium Bonus Option Charge

FEES DEDUCTED BY THE FUNDS

o    Investment Advisory Fees

o    Other Expenses

PREMIUM AND OTHER TAXES

CHARGES FOR THE ING GET U.S. CORE PORTFOLIO

[end sidebar]

SD Variable Annuity - 126046

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

>    Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");

>    Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

>    More than one account year has elapsed since the schedule effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

> The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

SD Variable Annuity - 126046

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
     OPTION PACKAGE I         OPTION PACKAGE II          OPTION PACKAGE III
--------------------------------------------------------------------------------
           0.80%                    1.10%                      1.25%
--------------------------------------------------------------------------------

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "The Income Phase- Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to provide a death

SD Variable Annuity - 126046
     benefit and make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

--------------------------------------------------------------------------------
     OPTION PACKAGE I        OPTION PACKAGE II         OPTION PACKAGE III
--------------------------------------------------------------------------------
          0.15%                    0.15%                     0.15%
--------------------------------------------------------------------------------

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses.

PREMIUM BONUS OPTION CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect the premium bonus option.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See "Premium Bonus Option -- Premium Bonus Option Charge."

PURPOSE. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE.

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."

SD Variable Annuity - 126046

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

>    The size and type of group to whom the contract is issued;

>    The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

>    The type and frequency of administrative and sales services provided; or

>    The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be paid to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company may also receive compensation from a fund or its affiliate for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. The amount of such additional payments can range up to 0.475% of average net assets held in a fund by the Company. The fees are described in more detail in each fund prospectus.

Various series of the ING GET U.S. Core Portfolio may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. See "Fees Deducted from Investments in the Separate Account-ING GET U.S. Core Portfolio Guarantee Charge."

SD Variable Annuity - 126046

WHEN/HOW. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

SD Variable Annuity - 126046

YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

>    The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation; minus

> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See "Fees."

The net investment rate may be either positive or negative.

SD Variable Annuity - 126046

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10
     AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20
     AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

          -----------------------------------
               $5,000 Purchase Payment
          -----------------------------------
                         Step 1
--------------------------------------------------------

        Golden American Life Insurance Company

--------------------------------------------------------
                         Step 2
     -----------------------------------------------
                   Separate Account B
     -----------------------------------------------
     Subaccount A        Subaccount B         Etc.
     300 accumulation    100 accumulation
     units               units
     -----------------------------------------------
                      Step 3
     ----------------        ---------------

      Mutual Fund A          Mutual Fund B

     ----------------        ---------------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

SD Variable Annuity - 126046

[sidebar]

TAXES, FEES AND DEDUCTIONS

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

>    Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")

> Premium Bonus Option Charge (See "Premium Bonus Option--Premium Bonus Option Charge")

> Market Value Adjustment for amounts held in the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus)

>    Tax Penalty (see "Taxation")

>    Tax Withholding (see "Taxation")

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[end sidebar]

Withdrawals
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL

>    Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

> Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

> Properly complete a disbursement form and deliver it to our Customer Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement.

We will reinstate in the same investment options and proportions in place at the time

SD Variable Annuity - 126046

[sidebar]

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[end sidebar]

of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

SD Variable Annuity - 126046

DEATH BENEFIT
--------------------------------------------------------------------------------
DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

------------------------------------------------------------------------------------------------------
                        OPTION PACKAGE I            OPTION PACKAGE II            OPTION PACKAGE III
------------------------------------------------------------------------------------------------------
Death Benefit      The greater of:              The greatest of:             The greatest of:
on Death of
the Annuitant:     (1)  The sum of all          (1)  The sum of all          (1)  The sum of all
                        purchase payments,           purchase payments,           purchase payments,
                        adjusted for amounts         adjusted for amounts         adjusted for amounts
                        withdrawn or applied         withdrawn or applied         withdrawn or applied
                        to an income phase           to an income phase           to an income phase
                        payment option as of         payment option as of         payment option as of
                        the claim date; or           the claim date; or           the claim date; or

                   (2)  The account value*      (2)  The account value*      (2)  The account value*
                        on the claim date.           on the claim date;           on the claim date;
                                                     or                           or

                                                (4)  The "step-up value"*    (3)  The "step-up value"*
                                                     (as described below)         (as described below)
                                                     on the claim date.           on the claim date;
                                                                                  or

                                                                             (4)  The "roll-up value"*
                                                                                  (as described below)
                                                                                  on the claim date.

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

[sidebar]

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND: ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

SCHEDULE EFFECTIVE DATE: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

[end sidebar]

SD Variable Annuity - 126046

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

>    The account value; or

> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

> The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

>    The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ROLL-UP VALUE. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

SD Variable Annuity - 126046

ADJUSTMENT. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF A SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT FOLLOWING THE DEATH OF THE CONTRACT HOLDER/ANNUITANT. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/ annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;

(2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and

(3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

SD Variable Annuity - 126046

BECAUSE THE DEATH BENEFIT IN THESE CIRCUMSTANCES EQUALS THE ACCOUNT VALUE, PLUS OR MINUS ANY MARKET VALUE ADJUSTMENT, A CONTRACT HOLDER WHO IS NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation Minimum Distribution
     Requirements"));

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

SD Variable Annuity - 126046

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a)  Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

     If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Minimum Distribution Requirements."

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

SD Variable Annuity - 126046

[sidebar]

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase ANNUITY OPTION--Income Phase Payment Option

ANNUITY PAYMENT--Income Phase Payment

[end sidebar]

THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

>    Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

SD Variable Annuity - 126046

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

>    A first income phase payment of at least $50; and

>    Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)  The first day of the month following the annuitant's 85th birthday; or

(b)  The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)  The life of the annuitant;

(b)  The joint lives of the annuitant and beneficiary;

(c)  A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees--Mortality and Expense Risk Charge."

> There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees--Administrative Expense Charge."

SD Variable Annuity - 126046

> If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees--Premium Bonus Option Charge."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

SD Variable Annuity - 126046

--------------------------------------------------------------------------------
LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
Life Income         LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                    DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives, with
Guaranteed          payments guaranteed for your choice of 5 to 30 years or as
Payments            otherwise specified in the contract.

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we
                    will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed
                    payments.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives           It is possible that only one payment will be made if both
                    annuitants die before the second payment's due date.

                    CONTINUING PAYMENTS: When you select this option you choose for:

                    (a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

                    (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                    DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives,
Two Lives--         with payments guaranteed from 5 to 30 years or as otherwise
Guaranteed          specified in the contract.
Payments
                    CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                    annuitants die before we have made all the guaranteed
                    payments, we will continue to pay the beneficiary the
                    remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the
                    remaining guaranteed payments.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund
Option (limited     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
availability--      annuitant's death, we will pay a lump sum payment equal to
fixed payments      the amount originally applied to the income phase payment
only)               option (less any applicable premium tax) and less the total amount of income payments paid.
--------------------------------------------------------------------------------
Life Income--       LENGTH OF PAYMENTS: For as long as either annuitant lives.
Two Lives--Cash
Refund Option       CONTINUING PAYMENTS: 100% of the payment to continue after
(limited            the first death.
availability--
fixed payments      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
only)               annuitants die we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any applicable premium tax) and less the total amount of income payments paid.
--------------------------------------------------------------------------------
NONLIFETIME INCOME PHASE PAYMENT OPTION
--------------------------------------------------------------------------------
Nonlifetime--       LENGTH OF PAYMENTS: You may select payments for 5 to 30
Guaranteed          years (15 to 30 years if you elected the premium bonus
Payments            option). In certain cases a lump-sum payment may be
                    requested at any time (see below).

                    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
--------------------------------------------------------------------------------

CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).

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TAXATION
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the

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Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such adjustment. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated

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as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions

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of such plans to the extent such terms contradict the Contract, unless the
Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that

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can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the

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contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be

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subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

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TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

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OTHER TOPICS
--------------------------------------------------------------------------------

The Company

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable Life was previously a subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which was merged into Lion Connecticut effective December 31, 2002. Lion Connecticut is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Separate Account B

Golden American Separate Account B (the separate account) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The separate account is a separate investment account used for our variable annuity contracts. We own all the assets in the separate account but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of the separate account without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by the separate account. If the assets in the separate account exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

We currently offer other variable annuity contracts that invest in the separate account but are not discussed in this prospectus. The separate account may also invest in other investment portfolios which are not available under your contract.

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SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders

SD Variable Annuity - 126046

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

>    Standardized average annual total returns; and

>    Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges), but currently do not include the premium bonus or the deduction of any premium bonus option charge. To the extent permitted by applicable law, we may include the premium bonus and any corresponding premium bonus charge in standardized average annual total returns in the future.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns. Non-standardized calculations do not include the premium bonus or premium bonus option charge.

We may also advertise ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information
(SAI) by calling us at the number listed in "Contract Overview--Questions:
Contacting the Company."

SD Variable Annuity - 126046

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

SD Variable Annuity - 126046

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the contracts was passed on by Kimberly J. Smith, Esquire, Assistant Secretary of Golden American.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


SD Variable Annuity - 126046

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Separate Account B
Offering and Purchase of Contracts
Performance Data
   General
   Average Annual Total Return Quotations
Income Phase Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of Separate Account B
Financial Statements of Golden American Life Insurance Company

You may request an SAI by calling our Customer Service Center at the number listed in "Contract Overview -- Questions: Contacting the Company."

SD Variable Annuity - 126046

                                   APPENDIX I

                       GOLDEN AMERICAN GUARANTEED ACCOUNT
--------------------------------------------------------------------------------

THE GOLDEN AMERICAN GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service Center to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

>    Tax penalties and/or tax withholding--see "Taxation";

>    Early withdrawal charge--see "Fees"; or

>    Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the "Premium Bonus Option - Forfeiture" and "Withdrawals" sections of the contract prospectus.

SD Variable Annuity - 126046

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

>    Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a

SD Variable Annuity - 126046
guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. Directed Services, Inc. (DSI) is principal underwriter and distributor of the contract. DSI enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

SD Variable Annuity - 126046

                                   APPENDIX II

                                  FIXED ACCOUNT

GENERAL DISCLOSURE.

> The Fixed Account is an investment option available during the accumulation phase under the contract.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

INTEREST RATES.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

SD Variable Annuity - 126046

                                  APPENDIX III

                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

-------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-------------------------------------------------------------------------------------------------
FORMER FUND NAME                                  CURRENT FUND NAME
-------------------------------------------------------------------------------------------------
Core Bond Series                                  ING PIMCO Core Bond Portfolio
-------------------------------------------------------------------------------------------------
ING GET Fund                                      ING GET U.S. Core Portfolio
-------------------------------------------------------------------------------------------------
International Enhanced EAFE Series                ING JPMorgan Fleming International Enhanced
                                                      EAFE Portfolio
-------------------------------------------------------------------------------------------------
J.P. Morgan Fleming Small Cap Equity Series       ING JPMorgan Fleming Small Cap Equity Portfolio
-------------------------------------------------------------------------------------------------
Janus Growth and Income Series                    ING Janus Growth and Income Portfolio
-------------------------------------------------------------------------------------------------
Liquid Assets Series                              ING Liquid Assets Portfolio
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                            Putnam VT Discovery Growth Fund
-------------------------------------------------------------------------------------------------
Research Series                                   ING MFS Research Portfolio
-------------------------------------------------------------------------------------------------
Total Return Series                               ING MFS Total Return Portfolio
-------------------------------------------------------------------------------------------------
Value Equity Series                               ING Eagle Asset Value Equity Portfolio
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ING INVESTORS TRUST
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY PORTFOLIO    Seeks capital appreciation. Dividend
  (Service Class) (formerly Value         income is a secondary objective. The
  Equity Series)                          Portfolio normally invests at least
                                          80% of its assets in equity securities
  INVESTMENT ADVISER:                     of domestic and foreign issuers that
    Directed Services, Inc.               meet quantitative standards relating
  INVESTMENT SUBADVISER:                  to financial soundness and high
    Eagle Asset Management, Inc.          intrinsic value relative to price.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-1

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO     Seeks long-term capital growth and
  (Service Class) (formerly Janus         current income. The Portfolio normally
  Growth and Income Series)               emphasizes investments in common
                                          stocks. It will normally invest up to
  INVESTMENT ADVISER:                     75% of its assets in equity securities
    Directed Services, Inc.               selected primarily for their growth
  INVESTMENT SUBADVISER:                  potential, and at least 25% of its
    Janus Capital Management  LLC         assets in securities the Portfolio
                                          Manager believes have income
                                          potential. Because of this investment
                                          strategy, the Portfolio is not
                                          designed for investors who need
                                          consistent income.
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL        A nondiversified Portfolio that seeks
  ENHANCED EAFE PORTFOLIO (Service        total return from long-term capital
  Class) (formerly International          growth and income. Under normal
  Enhanced EAFE Series)                   conditions, the Portfolio will invest
                                          at least 80% of its total assets in a
  INVESTMENT ADVISER:                     broad portfolio of equity securities
    Directed Services, Inc.               of established foreign companies of
  INVESTMENT SUBADVISER:                  various sizes, including foreign
    J.P. Morgan Fleming Asset             subsidiaries of U..S. companies, based
    Management (London) Limited           in countries that are represented in
                                          the Morgan Stanley Capital
                                          International, Europe, Australia and
                                          Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING SMALL CAP EQUITY     A nondiversified Portfolio that seeks
  PORTFOLIO (Service Class) (formerly     capital growth over the long term.
  JP Morgan Fleming Small Cap Equity      Under normal market conditions, the
  Series)                                 Portfolio invests at least 80% of its
                                          total assets in equity securities of
  INVESTMENT ADVISER:                     small-cap companies.
    Directed Services, Inc.
  INVESTMENT SUBADVISER:
    J.P. Morgan Fleming Asset
    Management (USA) Inc.
--------------------------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Service      Seeks high level of current income
  Class) (formerly Liquid Asset           consistent with the preservation of
  Series)                                 capital and liquidity. The Portfolio
                                          Manager strives to maintain a stable
  INVESTMENT ADVISER:                     $1 per share net asset value and its
    Directed Services, Inc.               investment strategy focuses on safety
  INVESTMENT SUBADVISER:                  of principal, liquidity and yield, in
    ING Investment Management LLC         order of importance, to achieve this
                                          goal.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Service       Seeks long-term growth of capital and
  Class) (formerly Research Series)       future income. The Portfolio normally
                                          invests at least 80% of its net assets
  INVESTMENT ADVISER:                     in common stocks and related
    Directed Services, Inc.               securities (such as preferred stocks,
  INVESTMENT SUBADVISER:                  convertible securities and depositary
    Massachusetts Financial Services      receipts). The Portfolio focuses on
    Company                               companies that the Portfolio Manager
                                          believes have favorable prospects for
                                          long-term growth, attractive
                                          valuations based on current and
                                          expected earnings or cash flow,
                                          dominant or growing market share and
                                          superior management.
--------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO            Seeks above-average income (compared
  (Service Class) (formerly Total         to a portfolio entirely invested in
  Return Series)                          equity securities) consistent with the
                                          prudent employment of capital.
  INVESTMENT ADVISER:                     Secondarily seeks reasonable
    Directed Services, Inc.               opportunity for growth of capital and
  INVESTMENT SUBADVISER:                  income. The Portfolio is a "balanced
    Massachusetts Financial Services      fund," and invests in a combination of
    Company                               equity and fixed income securities.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-2

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Service    Seeks maximum total return, consistent
  Class) (formerly Core Bond Series)      with preservation of capital and
                                          prudent investment management. The
  INVESTMENT ADVISER:                     Portfolio is diversified and seeks to
    Directed Services, Inc.               achieve its investment objective by
  INVESTMENT SUBADVISER:                  investing under normal circumstances
    Pacific Investment Management         at least 80% of its net assets (plus
    Company LLC                           borrowings for investment purposes) in
                                          a diversified portfolio of fixed
                                          income instruments of varying
                                          maturities.
--------------------------------------------------------------------------------
ING GET U.S. Core Portfolio
--------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO               Seeks to achieve maximum total return
  (formerly ING GET Fund)                 and minimal exposure of the Series'
                                          assets to a market value loss, by
  INVESTMENT ADVISER:                     participating, to the extent possible
    Aeltus Investment  Management,        in favorable equity market performance
    Inc.                                  during the Guarantee Period. The
                                          Series will not implement an
                                          "investment strategy" in any
                                          conventional sense. Rather, the
                                          Series' asset allocation strategy
                                          seeks to optimize the exposure of the
                                          Series to the Equity Component while
                                          protecting Series' assets. Assets
                                          allocated to the Equity Component may
                                          be reduced or eliminated in order to
                                          conserve assets at a level equal to or
                                          above the present value of the
                                          Guarantee.
--------------------------------------------------------------------------------
ING PARTNERS, INC.
--------------------------------------------------------------------------------
JP MORGAN MID CAP VALUE PORTFOLIO         Seeks growth from capital
(Service Class)                           appreciation. A nondiversified
                                          Portfolio that invests primarily (at
  INVESTMENT ADVISER:                     least 80% of net assets under normal
    ING Life Insurance and Annuity        circumstances) in a broad portfolio of
    Company                               common stocks of companies with market
  INVESTMENT SUBADVISER:                  capitalizations of $1 billion to $20
    Robert Fleming, Inc., a               billion at the time of purchase that
    subsidiary of J.P. Morgan Chase &     the subadviser believes to be
    Co.                                   undervalued.
--------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES             Seeks capital appreciation. Invests
PORTFOLIO (Initial Class)                 primarily (at least 65% of net assets)
                                          in common stocks and related
  INVESTMENT ADVISER:                     securities, such as preferred stocks,
    ING Life Insurance and Annuity        convertible securities and depositary
    Company                               receipts.
  INVESTMENT SUBADVISER:
    Massachusetts Financial Services
    Company
--------------------------------------------------------------------------------
ING MFS GLOBAL GROWTH PORTFOLIO           Seeks capital appreciation. A
(Service Class)                           nondiversified Portfolio that invests
                                          primarily (at least 65% of net assets
  INVESTMENT ADVISER:                     under normal circumstances) in
    ING Life Insurance and Annuity        securities of companies worldwide
    Company                               including common stocks and related
  INVESTMENT SUBADVISER:                  equity securities such as preferred
    Massachusetts Financial Services      stock, convertible securities and
    Company                               depositary receipts.
--------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO         Seeks capital growth and income.
(Service Class)                           Invests in a portfolio of equity
                                          securities, including common stocks,
  INVESTMENT ADVISER:                     preferred stocks and securities
    ING Life Insurance and Annuity        convertible into common and preferred
    Company                               stocks.
  INVESTMENT SUBADVISER:
    Van Kampen
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-3

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO         Seeks long-term capital appreciation.
                                          A nondiversified Portfolio that under
  INVESTMENT ADVISER:                     normal conditions, invests at least
    ING Investments, LLC                  65% of net assets in equity securities
                                          of issuers located in at least three
                                          countries, one of which may be the
                                          U.S. Generally invests at least 75% of
                                          total assets in common and preferred
                                          stocks, warrants and convertible
                                          securities.
--------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO      Seeks to outperform the total return
  (Class S)                               performance of the Standard & Poor's
                                          500 Composite Index (S&P 500), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 500. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 500
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 500 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO        Seeks to outperform the total return
(Class S)                                 performance of the Standard & Poor's
                                          MidCap 400 Index (S&P 400), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 400. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 400
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 400 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO      Seeks to outperform the total return
(Class S)                                 performance of the Standard and Poor's
                                          SmallCap 600 Index (S&P 600), while
  INVESTMENT ADVISER:                     maintaining a market level of risk.
    ING Investments, LLC                  Invests at least 80% of net assets in
  INVESTMENT SUBADVISER:                  stocks included in the S&P 600. The
    Aeltus Investment Management, Inc.    subadviser's objective is to
                                          overweight those stocks in the S&P 600
                                          that they believe will outperform the
                                          index and underweight or avoid those
                                          stocks in the S&P 600 that they
                                          believe will underperform the index.
--------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO        Seeks growth of capital primarily
(Class S)                                 through investment in a diversified
                                          portfolio of common stocks and
  INVESTMENT ADVISER:                     securities convertible into common
    ING Investments, LLC                  stock. Under normal market conditions,
  INVESTMENT SUBADVISER:                  invests at least 65% of total assets
    Aeltus Investment Management, Inc.    in common stocks and securities
                                          convertible into common stock.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                      III-4

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------
ING VP CONVERTIBLE PORTFOLIO (Class S)    Seeks maximum total return, consisting
                                          of capital appreciation and current
  INVESTMENT ADVISER:                     income. Under normal conditions,
    ING Investments, LLC                  invests at least 80% of assets in
                                          convertible securities. Emphasizes
                                          companies with market capitalizations
                                          above $500 million. May also invest up
                                          to 20% of total assets in common and
                                          nonconvertible preferred stocks, and
                                          in nonconvertible debt securities,
                                          which may include high yield debt
                                          securities (commonly known as "junk
                                          bonds") rated below investment grade,
                                          or of comparable quality if unrated.
                                          May also lend portfolio securities, up
                                          to 30% of its total assets.
--------------------------------------------------------------------------------
ING VP LARGE COMPANY VALUE PORTFOLIO      Seeks long-term capital appreciation.
(Class S)                                 Income is a secondary objective.
                                          Normally invests at least 80% of
  INVESTMENT ADVISER:                     assets in common stocks of large
    ING Investments, LLC                  companies, which may include dividend
                                          paying securities, securities
                                          convertible into shares of common
                                          stock, rights, earrants, and exchange
                                          traded index funds (ETFs). May invest
                                          remaining 20% of assets in foreign
                                          securities and smaller capitalization
                                          companies.
--------------------------------------------------------------------------------
ING VP LARGECAP GROWTH PORTFOLIO          Seeks long-term capital appreciation.
(Class S)                                 Normally invests at least 80% of
                                          assets in equity securities of large
  INVESTMENT ADVISER:                     U.S. companies that the portfolio
    ING Investments, LLC                  managers believe have above average
                                          prospects for growth. Equity
                                          securities in which the Portfolio may
                                          invest include common and preferred
                                          stocks, warrants and convertible
                                          securities. Portfolio considers a
                                          company to be large it its market
                                          capitalization corresponds at the time
                                          of purchase to the upper 90% of the
                                          Standard & Poor's 500 Composite Index.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO (Class S)       Seeks growth of capital, with dividend
                                          income as a secondary consideration.
  INVESTMENT ADVISER:                     Under normal conditions, invests at
    ING Investments, LLC                  least 80% of assets in equity
                                          securities that meet the following
                                          criteria: attractive valuation
                                          characteristics; dividends; and
                                          balance sheet strength. Normally,
                                          investments are generally in larger
                                          companies that are included in the
                                          largest 500 U.S. companies as measured
                                          by sales, earnings or assets.
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND     Seeks long-term growth of capital.
  (Series II)                             Seeks to meet its objective by
                                          investing in securities of companies
  INVESTMENT ADVISER:                     that are likely to benefit from
    A I M Advisors, Inc.                  changing demographic, economic and
  INVESTMENT SUBADVISER:                  lifestyle trends. These securities may
    H.S. Dent Advisors, Inc.              include common stocks, convertible
                                          bonds, convertible preferred stocks
                                          and warrants of companies within a
                                          broad range of market capitalizations.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-5

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
AIM V.I. GROWTH FUND (Series II)          Seeks growth of capital. Seeks to meet
                                          its investment objective by investing
  INVESTMENT ADVISER:                     principally in seasoned and better
    A I M Advisors, Inc.                  capitalized companies considered to
                                          have strong earnings momentum.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME       Seeks reasonable current income and
PORTFOLIO (formerly Alliance Growth       reasonable opportunity for
and Income Portfolio) (Class B)           appreciation through investments
                                          primarily in dividend-paying common
  INVESTMENT ADVISER:                     stocks of good quality. Invests
    Alliance Capital Management L.P.      primarily in dividend-paying common
                                          stocks of large, well-established
                                          "blue chip" companies.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN PREMIER GROWTH          Seeks growth of capital by pursuing
PORTFOLIO (formerly Alliance Premier      aggressive investment policies.
Growth Portfolio) (Class B)               Invests primarily in equity securities
                                          of a limited number of large,
  INVESTMENT ADVISER:                     carefully selected, high-quality U.S.
    Alliance Capital Management L.P.      companies that are judged likely to
                                          achieve superior earnings growth.
                                          Normally invests at least 80% of total
                                          assets in equity securities of U.S.
                                          companies and up to 20% of assets in
                                          non-U.S. companies.
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE PORTFOLIO         Seeks long-term growth of capital.
(Class B)                                 Invests primarily in a diversified
                                          portfolio of equity securities of
  INVESTMENT ADVISER:                     companies with relatively large market
    Alliance Capital Management L.P.      capitalizations that Alliance (the
                                          Portfolio's investment adviser)
                                          believes are undervalued.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
--------------------------------------------------------------------------------
FIDELITY(R)VIP CONTRAFUND(R)PORTFOLIO     Seeks long-term capital appreciation.
(Service Class 2)                         Normally invests primarily in common
                                          stocks of companies whose value the
  INVESTMENT ADVISER:                     Portfolio's investment adviser
    Fidelity Management & Research        believes is not fully recognized by
    Company                               the public.
  INVESTMENT SUBADVISER:
    Fidelity Management & (U.K.) Inc.;
    Fidelity Management & Research
    (Far East) Inc.; Fidelity
    Investments Japan Limited; FMR
    Co., Inc.
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Also
(Service Class 2)                         considers the potential for capital
                                          appreciation. Seeks to achieve a yield
  INVESTMENT ADVISER:                     which exceeds the composite yield on
    Fidelity Management & Research        the securities comprising the Standard
    Company                               & Poor's 500 Index. Normally invests
  INVESTMENT SUBADVISER:                  at least 80% of total assets in
    FMR Co., Inc.                         income-producing equity securities
                                          (which tends to lead to investments in
                                          large cap "value" stocks).
--------------------------------------------------------------------------------
FIDELITY(R)VIP GROWTH PORTFOLIO           Seeks to achieve capital appreciation.
(Service Class 2)                         Normally invests primarily in common
                                          stocks of companies the investment
  INVESTMENT ADVISER:                     adviser believes have above-average
    Fidelity Management & Research        growth potential (often called
    Company                               "growth" stocks).
  INVESTMENT SUBADVISER:
    FMR Co., Inc.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                      III-6

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
INVESCO VIF -- FINANCIAL SERVICES FUND    Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
      Funds, Inc.                         companies involved in the financial
  INVESTMENT SUBADVISER:                  services sector. These companies
    INVESCO Funds Group, Inc.             include, but are not limited to, banks
                                          (regional and money centers),
                                          insurance companies (life, property
                                          and casualty, and multiline),
                                          investment and miscellaneous
                                          industries (asset managers, brokerage
                                          firms, and government sponsored
                                          agencies) and suppliers to financial
                                          services companies. At any given time,
                                          20% of the Fund's assets is not
                                          required to be invested in the sector.
                                          In general, the Fund emphasizes
                                          companies that INVESCO believes are
                                          strongly managed and will generate
                                          above-average long-term capital
                                          appreciation.
--------------------------------------------------------------------------------
INVESCO VIF -- HEALTH SCIENCES FUND       Seeks capital growth by normally
                                          investing at least 80% of its net
  INVESTMENT ADVISER:                     assets in the equity securities and
    INVESCO Variable Investment           equity-related instruments of
    Funds, Inc.                           companies that develop, produce, or
  INVESTMENT SUBADVISER:                  distribute products or services
    INVESCO Funds Group, Inc.             related to health care. These
                                          companies include, but are not limited
                                          to, medical equipment or supplies,
                                          pharmaceuticals, biotechnology, and
                                          health care providers and services
                                          companies. At any given time, 20% of
                                          the Fund's assets is not required to
                                          be invested in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- LEISURE FUND               Seeks capital growth. The Fund
                                          normally invests at least 80% of its
  INVESTMENT ADVISER:                     net assets in the equity securities
    INVESCO Variable Investment           and equity-related instruments of
    Funds, Inc.                           companies engaged in the design,
  INVESTMENT SUBADVISER:                  production, and distribution of
    INVESCO Funds Group, Inc.             products related the leisure
                                          activities. These industries include,
                                          but are not limited to, hotels/gaming,
                                          publishing, advertising, beverages,
                                          audio/video, broadcasting-radio/TV,
                                          cable & satellite operators, cable &
                                          satellite programmers, motion pictures
                                          & TV, recreation services/
                                          entertainment, retail, and toys. At
                                          any given time, 20% of the Fund's
                                          assets is not required to be invested
                                          in the sector.
--------------------------------------------------------------------------------
INVESCO VIF -- UTILITIES FUND             Seeks capital growth. It also seeks
                                          current income. The Fund normally
  INVESTMENT ADVISER:                     invests at least 80% of its net assets
    INVESCO Variable Investment           in the equity securities and
    Funds, Inc.                           equity-related instruments of
  INVESTMENT SUBADVISER:                  companies engaged in utilities-related
    INVESCO Funds Group, Inc.             industries. These include, but are not
                                          limited to, companies that produce,
                                          generate, transmit, or distribute
                                          natural gas or electricity, as well as
                                          in companies that provide
                                          telecommunications services, including
                                          local, long distance and wireless. A
                                          portion of the Fund's assets are not
                                          required to be invested in the sector.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-7

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH       Seeks long-term growth of capital in a
PORTFOLIO (Class S)                       manner consistent with the
                                          preservation of capital. Invests
  INVESTMENT ADVISER:                     primarily in common stocks of
    Janus Capital                         companies of any size located
                                          throughout the world. Normally invests
                                          in issuers from at least five
                                          different countries, including the
                                          United States. May at times invest in
                                          fewer than five countries or even in a
                                          single country.
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                      Seeks maximum total return, consistent
                                          with preservation of capital and
  INVESTMENT ADVISER:                     prudent investment management.
    Pacific Investment Management Co.
--------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (Class II)     Seeks reasonable income and capital
                                          growth. Invests in a broad list of
  INVESTMENT ADVISER:                     carefully selected, reasonably priced
    Pioneer Investment Management, Inc.   securities rather than in securities
                                          whose prices reflect a premium
                                          resulting from their current market
                                          popularity. Invests the major portion
                                          of its assets in equity securities,
                                          primarily of U.S. issuers.
--------------------------------------------------------------------------------
PIONEER SMALL COMPANY VCT PORTFOLIO       Seeks capital growth by investing in a
(Class II)                                diversified portfolio of securities
                                          consisting primarily of common stocks.
  INVESTMENT ADVISER:                     Normally, invests at least 80% of
    Pioneer Investment Management, Inc.   total assets in equity securities of
                                          small companies, that is, companies
                                          with market values within the range of
                                          market values of issuers included in
                                          the Russell 2000 Index.
--------------------------------------------------------------------------------
PRO FUNDS VP
--------------------------------------------------------------------------------
PROFUND VP BULL                           Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the S&P 500
    ProFund Advisors LLC                  Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the Russell
    ProFund Advisors LLC                  2000 Index.
--------------------------------------------------------------------------------
PROFUND VP EUROPE 30                      Seeks daily investment results, before
                                          fees and expenses, that correspond to
  INVESTMENT ADVISER:                     the daily performance of the ProFunds
    ProFund Advisors LLC                  Europe 30 Index.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-8

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------
JENNISON PORTFOLIO (Class II)             Seeks to achieve long-term growth of
                                          capital. Invests primarily in equity
  INVESTMENT ADVISER:                     securities of major, established
    Prudential Investments LLC            corporations that the investment
  INVESTMENT SUBADVISER:                  adviser believes offer above-average
    Jennison Associates LLC               growth prospects. May invest up to 30%
                                          of total assets in foreign securities.
                                          Normally invests 65% of total assets
                                          in common stocks and preferred stocks
                                          of companies with capitalization in
                                          excess of $1 billion.
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH          Seeks long-term growth of capital.
  PORTFOLIO (Class II)                    Invests in equity-related securities
                                          of foreign issuers that the subadviser
  INVESTMENT ADVISER:                     thinks will increase in value over a
    Prudential Investments LLC            period of years. Invests primarily in
  INVESTMENT SUBADVISER:                  the common stock of large and
    Jennison Associates LLC               medium-sized foreign companies. Under
                                          normal circumstances, invests at least
                                          65% of total assets in common stock of
                                          foreign companies operating or based
                                          in at least five different countries.
--------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
--------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND          Seeks capital growth and current
(Class IB)                                income. The fund pursues its goal by
                                          investing mainly in common stocks of
  INVESTMENT ADVISER:                     U.S. companies, with a focus on value
    Putnam Variable Trust                 stocks that offer the potential for
  INVESTMENT SUBADVISER:                  capital growth, current income or
    Putnam Investment Management, LLC     both.
--------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND        Seeks capital growth. Current income
INCOME FUND (Class IB)                    is a secondary objective. We invest
                                          mainly in common stocks of companies
  INVESTMENT ADVISER:                     outside the United States. We invest
    Putnam Variable Trust                 mainly in value stocks that offer the
  INVESTMENT SUBADVISER:                  potential for income. Value stocks are
    Putnam Investment Management, LLC     those that Putnam Management believes
                                          are currently undervalued by the
                                          market. We look for companies
                                          undergoing positive change. If we are
                                          correct and other investors recognize
                                          the value of the company, the price of
                                          its stock may rise. We invest mainly
                                          in midsized and large companies,
                                          although we can invest in companies of
                                          any size. Although the fund emphasizes
                                          investments in developed countries, we
                                          may also invest in companies located
                                          in developing (also known as emerging)
                                          markets. To determine whether a
                                          company is located outside of the
                                          United States, the fund looks at the
                                          following factors: where the company's
                                          securities trade, where the company is
                                          located or organized, or where the
                                          company derives its revenues or
                                          profits.
--------------------------------------------------------------------------------
PUTNAM VT DISCOVERY GROWTH FUND           Seeks long-term growth of capital. We
(Class IB)                                invest mainly in common stocks of U.S.
                                          companies, with a focus on growth
  INVESTMENT ADVISER:                     stocks. Growth stocks are issued by
    Putnam Variable Trust                 companies that Putnam Management
  INVESTMENT SUBADVISER:                  believes are fast-growing and whose
    Putnam Investment Management, LLC     earnings we believe are likely to
                                          increase over time. Growth in earnings
                                          may lead to an increase in the price
                                          of the stock. We may invest in
                                          companies of any size.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-9

--------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
UBS SERIES TRUST
--------------------------------------------------------------------------------
UBS TACTICAL ALLOCATION PORTFOLIO         Total return, consisting of long-term
(Class I)                                 capital appreciation and current
                                          income. Principal investment
  INVESTMENT ADVISER:                     strategies used by the Portfolio in
    UBS Global Asset Management           pursuing its investment objective
    (US) Inc.                             involve allocating assets between a
                                          stock portion that is designed to
                                          track the performance of the S&P 500
                                          Composite Stock Price Index and a
                                          fixed income portion that consists of
                                          either U.S. Treasury notes with a
                                          maturity of approximately 5 years or
                                          U.S. Treasury bills with remaining
                                          maturities of approximately 30 days.
--------------------------------------------------------------------------------

SD Variable Annuity - 126046

                                     III-10

                                   APPENDIX IV

                         CONDENSED FINANCIAL INFORMATION

                                                         2002           2001
                                                         ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 0.95%

   AIM VI DENT DEMOGRAPHIC
       AUV at Beginning of Period                       $11.00        $10.00 (2)
       AUV at End of Period                              $7.38        $11.00
       Number of Accumulation Units
         Outstanding at End of Period                    2,751           982

   AIM VI GROWTH SERIES
       AUV at Beginning of Period                       $10.35        $10.00 (2)
       AUV at End of Period                              $7.06        $10.35
       Number of Accumulation Units
         Outstanding at End of Period                   26,225           309

   ALLIANCE BERNSTEIN VALUE
       AUV at Beginning of Period                       $10.05        $10.00 (1)
       AUV at End of Period                              $8.66        $10.05
       Number of Accumulation Units
         Outstanding at End of Period                   53,589        10,325

   ALLIANCE GROWTH & INCOME
       AUV at Beginning of Period                        $9.61        $10.00 (1)
       AUV at End of Period                              $7.40         $9.61
       Number of Accumulation Units
         Outstanding at End of Period                  111,626        20,342

   ALLIANCE PREMIER GROWTH
       AUV at Beginning of Period                        $9.58        $10.00 (1)
       AUV at End of Period                              $6.56         $9.58
       Number of Accumulation Units
         Outstanding at End of Period                   41,283         7,037

   FIDELITY VIP CONTRAFUND
       AUV at Beginning of Period                        $9.73        $10.00 (1)
       AUV at End of Period                              $8.71         $9.73
       Number of Accumulation Units
         Outstanding at End of Period                   86,387        23,962

   FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                        $9.61        $10.00 (1)
       AUV at End of Period                              $7.89         $9.61
       Number of Accumulation Units
         Outstanding at End of Period                  137,711        26,226

   FIDELITY VIP GROWTH
       AUV at Beginning of Period                        $9.29        $10.00 (1)
       AUV at End of Period                              $6.42         $9.29
       Number of Accumulation Units
         Outstanding at End of Period                  117,835        14,041

   ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                       $18.90        $19.78 (1)
       AUV at End of Period                             $15.53        $18.90
       Number of Accumulation Units
         Outstanding at End of Period                    5,698         1,082

   ING GET FUND -- SERIES U
       AUV at Beginning of Period                       $10.00 (4)
       AUV at End of Period                             $10.00
       Number of Accumulation Units
         Outstanding at End of Period                    1,571

   ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                        $8.92         $9.29 (1)
       AUV at End of Period                              $7.12         $8.92
       Number of Accumulation Units
         Outstanding at End of Period                  150,754        45,955

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.25
       Number of Accumulation Units
         Outstanding at End of Period                    3,926

   ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $7.87
       Number of Accumulation Units
         Outstanding at End of Period                    2,395

   ING JP MORGAN MIDCAP VALUE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $9.19
       Number of Accumulation Units
         Outstanding at End of Period                    7,703

   ING LIQUID ASSETS
       AUV at Beginning of Period                       $16.78        $16.64 (1)
       AUV at End of Period                             $16.86        $16.78
       Number of Accumulation Units
         Outstanding at End of Period                  125,682        10,855

   ING MFS CAPITAL OPPORTUNITIES
       AUV at Beginning of Period                        $8.93        $10.00 (1)
       AUV at End of Period                              $6.18         $8.93
       Number of Accumulation Units
         Outstanding at End of Period                   24,403         3,867

   ING MFS GLOBAL GROWTH
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.34
       Number of Accumulation Units
         Outstanding at End of Period                    1,482

   ING MFS RESEARCH
       AUV at Beginning of Period                       $21.11        $22.80 (1)
       AUV at End of Period                             $15.71        $21.11
       Number of Accumulation Units
         Outstanding at End of Period                   12,099         2,097

   ING MFS TOTAL RETURN
       AUV at Beginning of Period                       $21.24        $21.21 (1)
       AUV at End of Period                             $19.96        $21.24
       Number of Accumulation Units
         Outstanding at End of Period                  100,967        23,176

   ING PIMCO CORE BOND
       AUV at Beginning of Period                       $12.25        $11.80 (1)
       AUV at End of Period                             $13.19        $12.25
       Number of Accumulation Units
         Outstanding at End of Period                  161,644        42,619

   ING VAN KAMPEN COMSTOCK
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.32
       Number of Accumulation Units
         Outstanding at End of Period                    6,160

   ING VP CONVERTIBLE
       AUV at Beginning of Period                       $10.52        $10.00 (1)
       AUV at End of Period                              $9.70        $10.52
       Number of Accumulation Units
         Outstanding at End of Period                   27,865            37

   ING VP INDEX + LARGECAP
       AUV at Beginning of Period                        $9.40        $10.00 (1)
       AUV at End of Period                              $7.28         $9.40
       Number of Accumulation Units
         Outstanding at End of Period                  141,983        16,897

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING VP INDEX + MIDCAP
       AUV at Beginning of Period                        $9.91        $10.00 (1)
       AUV at End of Period                              $8.61         $9.91
       Number of Accumulation Units
         Outstanding at End of Period                 $133,786       $25,943

   ING VP INDEX + SMALLCAP
       AUV at Beginning of Period                       $10.11        $10.00 (1)
       AUV at End of Period                              $8.67        $10.11
       Number of Accumulation Units
         Outstanding at End of Period                   97,304        18,193

   ING VP LARGE COMPANY VALUE
       AUV at Beginning of Period                       $10.45        $10.00 (1)
       AUV at End of Period                              $8.03        $10.45
       Number of Accumulation Units
         Outstanding at End of Period                   31,278         4,658

   ING VP LARGECAP GROWTH
       AUV at Beginning of Period                        $9.62        $10.00 (1)
       AUV at End of Period                              $6.21         $9.62
       Number of Accumulation Units
         Outstanding at End of Period                   17,335         2,762

   ING VP MAGNACAP
       AUV at Beginning of Period                        $9.38         $9.62 (1)
       AUV at End of Period                              $7.16         $9.38
       Number of Accumulation Units
         Outstanding at End of Period                   20,708           548

   ING VP VALUE OPPORTUNITY
       AUV at Beginning of Period                        $9.04        $10.00 (1)
       AUV at End of Period                              $6.62         $9.04
       Number of Accumulation Units
         Outstanding at End of Period                   31,205         1,584

   ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                        $7.08         $7.57 (1)
       AUV at End of Period                              $5.27         $7.08
       Number of Accumulation Units
         Outstanding at End of Period                   13,906         3,190

   INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                       $10.29        $10.00 (1)
       AUV at End of Period                              $7.70        $10.29
       Number of Accumulation Units
         Outstanding at End of Period                   33,864         7,242

   INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.47
       Number of Accumulation Units
         Outstanding at End of Period                      749

   INVESCO VIF FINANCIAL SERVICES
       AUV at Beginning of Period                        $9.39        $10.00 (1)
       AUV at End of Period                              $7.91         $9.39
       Number of Accumulation Units
         Outstanding at End of Period                   28,312         7,644

   INVESCO VIF UTILITIES
       AUV at Beginning of Period                        $8.13        $10.00 (1)
       AUV at End of Period                              $6.41         $8.13
       Number of Accumulation Units
         Outstanding at End of Period                   14,993         3,379

   JANUS WORLDWIDE GROWTH
       AUV at Beginning of Period                        $9.39        $10.00 (1)
       AUV at End of Period                              $6.91         $9.39
       Number of Accumulation Units
         Outstanding at End of Period                  105,069        32,123

   JENNISON PORTFOLIO
       AUV at Beginning of Period                        $6.34         $6.60 (1)
       AUV at End of Period                              $4.33         $6.34
       Number of Accumulation Units
         Outstanding at End of Period                    8,153           160

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                       $10.27        $10.07 (1)
       AUV at End of Period                             $10.05        $10.27
       Number of Accumulation Units
         Outstanding at End of Period                   78,297         1,801

   PIONEER FUND VCT
       AUV at Beginning of Period                        $9.41        $10.00 (1)
       AUV at End of Period                              $7.52         $9.41
       Number of Accumulation Units
         Outstanding at End of Period                   38,807        17,258

   PIONEER SMALL COMPANY VCT
       AUV at Beginning of Period                        $9.61        $10.00 (1)
       AUV at End of Period                              $7.89         $9.61
       Number of Accumulation Units
         Outstanding at End of Period                   80,077        16,862

   PUTNAM GROWTH & INCOME
       AUV at Beginning of Period                        $9.50        $10.00 (1)
       AUV at End of Period                              $7.62         $9.50
       Number of Accumulation Units
         Outstanding at End of Period                   47,269         8,202

   PUTNAM INTERNATIONAL GROWTH & INCOME
       AUV at Beginning of Period                        $9.49        $10.00 (1)
       AUV at End of Period                              $8.10         $9.49
       Number of Accumulation Units
         Outstanding at End of Period                   88,505        20,630

   PUTNAM VOYAGER FUND
       AUV at Beginning of Period                        $8.77        $10.00 (1)
       AUV at End of Period                              $6.12         $8.77
       Number of Accumulation Units
         Outstanding at End of Period                   44,148        14,754

   SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                        $5.44         $6.00 (1)
       AUV at End of Period                              $4.16         $5.44
       Number of Accumulation Units
         Outstanding at End of Period                    5,285           131

   UBS TACTICAL ALLOCATION
       AUV at Beginning of Period                        $9.42        $10.00 (1)
       AUV at End of Period                              $7.19         $9.42
       Number of Accumulation Units
         Outstanding at End of Period                   46,001        31,472

FOOTNOTES
(1)  Fund First Available during July 2001
(2)  Fund First Available during November 2001
(3)  Fund First Available during May 2002
(4)  Fund First Available during December 2002


                                                         2002           2001
                                                         ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.25 %

   AIM VI DENT DEMOGRAPHIC
       AUV at Beginning of Period                       $11.00        $10.00 (2)
       AUV at End of Period                              $7.36        $11.00
       Number of Accumulation Units
         Outstanding at End of Period                    1,639             0

   AIM VI GROWTH SERIES
       AUV at Beginning of Period                       $10.34        $10.00 (2)
       AUV at End of Period                              $7.03        $10.34
       Number of Accumulation Units
         Outstanding at End of Period                   20,010         7,677

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ALLIANCE BERNSTEIN VALUE
       AUV at Beginning of Period                       $10.03        $10.00 (1)
       AUV at End of Period                              $8.62        $10.03
       Number of Accumulation Units
         Outstanding at End of Period                   41,567         3,654

   ALLIANCE GROWTH & INCOME
       AUV at Beginning of Period                        $9.60        $10.00 (1)
       AUV at End of Period                              $7.37         $9.60
       Number of Accumulation Units
         Outstanding at End of Period                  107,569        31,408

   ALLIANCE PREMIER GROWTH
       AUV at Beginning of Period                        $9.57        $10.00 (1)
       AUV at End of Period                              $6.54         $9.57
       Number of Accumulation Units
         Outstanding at End of Period                   87,356        44,633

   FIDELITY VIP CONTRAFUND
       AUV at Beginning of Period                        $9.71        $10.00 (1)
       AUV at End of Period                              $8.67         $9.71
       Number of Accumulation Units
         Outstanding at End of Period                   77,060        31,173

   FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                        $9.60        $10.00 (1)
       AUV at End of Period                              $7.85         $9.60
       Number of Accumulation Units
         Outstanding at End of Period                   67,874        21,430

   FIDELITY VIP GROWTH
       AUV at Beginning of Period                        $9.28        $10.00 (1)
       AUV at End of Period                              $6.39         $9.28
       Number of Accumulation Units
         Outstanding at End of Period                   41,738         9,484

   ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                       $18.51        $19.40 (1)
       AUV at End of Period                             $15.16        $18.51
       Number of Accumulation Units
         Outstanding at End of Period                    6,031           557

   ING GET FUND -- SERIES U
       AUV at Beginning of Period                       $10.00 (4)
       AUV at End of Period                             $10.00
       Number of Accumulation Units
         Outstanding at End of Period                    6,508

   ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                        $8.89         $9.27 (1)
       AUV at End of Period                              $7.07         $8.89
       Number of Accumulation Units
         Outstanding at End of Period                   48,439        26,626

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.23
       Number of Accumulation Units
         Outstanding at End of Period                       43

   ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $7.85
       Number of Accumulation Units
         Outstanding at End of Period                      203

   ING JP MORGAN MIDCAP VALUE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $9.17
       Number of Accumulation Units
         Outstanding at End of Period                      325

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING LIQUID ASSETS
       AUV at Beginning of Period                       $16.13        $16.02 (1)
       AUV at End of Period                             $16.16        $16.13
       Number of Accumulation Units
         Outstanding at End of Period                   65,629        12,665

   ING MFS CAPITAL OPPORTUNITIES
       AUV at Beginning of Period                        $8.92        $10.00 (1)
       AUV at End of Period                              $6.15         $8.92
       Number of Accumulation Units
         Outstanding at End of Period                   24,353         8,089

   ING MFS GLOBAL GROWTH
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.32
       Number of Accumulation Units
         Outstanding at End of Period                    1,343

   ING MFS RESEARCH
       AUV at Beginning of Period                       $20.65        $22.33 (1)
       AUV at End of Period                             $15.32        $20.65
       Number of Accumulation Units
         Outstanding at End of Period                    8,361         4,166

   ING MFS TOTAL RETURN
       AUV at Beginning of Period                       $20.77        $20.78 (1)
       AUV at End of Period                             $19.47        $20.77
       Number of Accumulation Units
         Outstanding at End of Period                   58,151        22,001

   ING PIMCO CORE BOND
       AUV at Beginning of Period                       $11.99        $11.56 (1)
       AUV at End of Period                             $12.86        $11.99
       Number of Accumulation Units
         Outstanding at End of Period                  104,350        24,543

   ING VAN KAMPEN COMSTOCK
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.31
       Number of Accumulation Units
         Outstanding at End of Period                    4,430

   ING VP CONVERTIBLE
       AUV at Beginning of Period                       $10.51        $10.00 (1)
       AUV at End of Period                              $9.66        $10.51
       Number of Accumulation Units
         Outstanding at End of Period                   23,212        12,767

   ING VP INDEX + LARGECAP
       AUV at Beginning of Period                        $9.38        $10.00 (1)
       AUV at End of Period                              $7.25         $9.38
       Number of Accumulation Units
         Outstanding at End of Period                   46,368         7,036

   ING VP INDEX + MIDCAP
       AUV at Beginning of Period                        $9.90        $10.00 (1)
       AUV at End of Period                              $8.58         $9.90
       Number of Accumulation Units
         Outstanding at End of Period                   61,372        10,835

   ING VP INDEX + SMALLCAP
       AUV at Beginning of Period                       $10.10        $10.00 (1)
       AUV at End of Period                              $8.64        $10.10
       Number of Accumulation Units
         Outstanding at End of Period                   45,701         6,817

   ING VP LARGE COMPANY VALUE
       AUV at Beginning of Period                       $10.43        $10.00 (1)
       AUV at End of Period                              $7.99        $10.43
       Number of Accumulation Units
         Outstanding at End of Period                   18,071         4,575

   ING VP LARGECAP GROWTH
       AUV at Beginning of Period                        $9.60        $10.00 (1)
       AUV at End of Period                              $6.18         $9.60
       Number of Accumulation Units
         Outstanding at End of Period                   31,441        10,314

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING VP MAGNACAP
       AUV at Beginning of Period                        $9.36         $9.61 (1)
       AUV at End of Period                              $7.12         $9.36
       Number of Accumulation Units
         Outstanding at End of Period                      283            96

   ING VP VALUE OPPORTUNITY
       AUV at Beginning of Period                        $9.03        $10.00 (1)
       AUV at End of Period                              $6.59         $9.03
       Number of Accumulation Units
         Outstanding at End of Period                   13,742         1,857

   ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                        $7.04         $7.54 (1)
       AUV at End of Period                              $5.23         $7.04
       Number of Accumulation Units
         Outstanding at End of Period                   22,035         1,875

   INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                       $10.28        $10.00 (1)
       AUV at End of Period                              $7.67        $10.28
       Number of Accumulation Units
         Outstanding at End of Period                   24,596        11,285

   INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.45
       Number of Accumulation Units
         Outstanding at End of Period                      696

   INVESCO VIF FINANCIAL SERVICES
       AUV at Beginning of Period                        $9.37        $10.00 (1)
       AUV at End of Period                              $7.88         $9.37
       Number of Accumulation Units
         Outstanding at End of Period                   17,477         8,008

   INVESCO VIF UTILITIES
       AUV at Beginning of Period                        $8.11        $10.00 (1)
       AUV at End of Period                              $6.38         $8.11
       Number of Accumulation Units
         Outstanding at End of Period                   18,841         4,483

   JANUS WORLDWIDE GROWTH
       AUV at Beginning of Period                        $9.37        $10.00 (1)
       AUV at End of Period                              $6.88         $9.37
       Number of Accumulation Units
         Outstanding at End of Period                   53,632        16,977

   JENNISON PORTFOLIO
       AUV at Beginning of Period                        $6.31         $6.58 (1)
       AUV at End of Period                              $4.29         $6.31
       Number of Accumulation Units
         Outstanding at End of Period                   15,799         3,710

   PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                       $10.16         $9.97 (1)
       AUV at End of Period                              $9.91        $10.16
       Number of Accumulation Units
         Outstanding at End of Period                   31,300         7,569

   PIONEER FUND VCT
       AUV at Beginning of Period                        $9.39        $10.00 (1)
       AUV at End of Period                              $7.49         $9.39
       Number of Accumulation Units
         Outstanding at End of Period                   19,829        11,820

   PIONEER SMALL COMPANY VCT
       AUV at Beginning of Period                        $9.60        $10.00 (1)
       AUV at End of Period                              $7.85         $9.60
       Number of Accumulation Units
         Outstanding at End of Period                   34,920        11,516

   PUTNAM GROWTH & INCOME
       AUV at Beginning of Period                        $9.48        $10.00 (1)
       AUV at End of Period                              $7.59         $9.48
       Number of Accumulation Units
         Outstanding at End of Period                    9,758         5,020

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   PUTNAM INTERNATIONAL GROWTH & INCOME
       AUV at Beginning of Period                        $9.47        $10.00 (1)
       AUV at End of Period                              $8.07         $9.47
       Number of Accumulation Units
         Outstanding at End of Period                   18,195         5,921

   PUTNAM VOYAGER FUND
       AUV at Beginning of Period                        $8.76        $10.00 (1)
       AUV at End of Period                              $6.09         $8.76
       Number of Accumulation Units
         Outstanding at End of Period                   33,314         9,782

   SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                        $5.42         $5.98 (1)
       AUV at End of Period                              $4.13         $5.42
       Number of Accumulation Units
         Outstanding at End of Period                   12,260           419

   UBS TACTICAL ALLOCATION
       AUV at Beginning of Period                        $9.41        $10.00 (1)
       AUV at End of Period                              $7.16         $9.41
       Number of Accumulation Units
         Outstanding at End of Period                   16,032         4,853

FOOTNOTES
(1)  Fund First Available during July 2001
(2)  Fund First Available during November 2001
(3)  Fund First Available during May 2002
(4)  Fund First Available during December 2002

                                                         2002           2001
                                                         ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40 %

   AIM VI DENT DEMOGRAPHIC
       AUV at Beginning of Period                       $10.99        $10.00 (2)
       AUV at End of Period                              $7.34        $10.99
       Number of Accumulation Units
         Outstanding at End of Period                        0             0

   AIM VI GROWTH SERIES
       AUV at Beginning of Period                       $10.33        $10.00 (2)
       AUV at End of Period                              $7.02        $10.33
       Number of Accumulation Units
         Outstanding at End of Period                    1,161             0

   ALLIANCE BERNSTEIN VALUE
       AUV at Beginning of Period                       $10.02        $10.00 (1)
       AUV at End of Period                              $8.60        $10.02
       Number of Accumulation Units
         Outstanding at End of Period                   16,436         5,388

   ALLIANCE GROWTH & INCOME
       AUV at Beginning of Period                        $9.59        $10.00 (1)
       AUV at End of Period                              $7.35         $9.59
       Number of Accumulation Units
         Outstanding at End of Period                   37,971         6,642

   ALLIANCE PREMIER GROWTH
       AUV at Beginning of Period                        $9.56        $10.00 (1)
       AUV at End of Period                              $6.52         $9.56
       Number of Accumulation Units
         Outstanding at End of Period                   21,482         3,508

   FIDELITY VIP CONTRAFUND
       AUV at Beginning of Period                        $9.71        $10.00 (1)
       AUV at End of Period                              $8.65         $9.71
       Number of Accumulation Units
         Outstanding at End of Period                   17,281           309

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                        $9.59        $10.00 (1)
       AUV at End of Period                              $7.83         $9.59
       Number of Accumulation Units
         Outstanding at End of Period                   26,357         6,165

   FIDELITY VIP GROWTH
       AUV at Beginning of Period                        $9.27        $10.00 (1)
       AUV at End of Period                              $6.37         $9.27
       Number of Accumulation Units
         Outstanding at End of Period                   15,099         3,394

   ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                       $18.31        $19.20 (1)
       AUV at End of Period                             $14.97        $18.31
       Number of Accumulation Units
         Outstanding at End of Period                      701             2

   ING GET FUND -- SERIES U
       AUV at Beginning of Period                       $10.00 (4)
       AUV at End of Period                             $10.00
       Number of Accumulation Units
         Outstanding at End of Period                    1,409

   ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                        $8.87         $9.26 (1)
       AUV at End of Period                              $7.05         $8.87
       Number of Accumulation Units
         Outstanding at End of Period                   17,897         4,949

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.22
       Number of Accumulation Units
         Outstanding at End of Period                        0

   ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $7.85
       Number of Accumulation Units
         Outstanding at End of Period                       75

   ING JP MORGAN MIDCAP VALUE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $9.16
       Number of Accumulation Units
         Outstanding at End of Period                      872

   ING LIQUID ASSETS
       AUV at Beginning of Period                       $15.82        $15.72 (1)
       AUV at End of Period                             $15.82        $15.82
       Number of Accumulation Units
         Outstanding at End of Period                   17,952        18,061

   ING MFS CAPITAL OPPORTUNITIES
       AUV at Beginning of Period                        $8.91        $10.00 (1)
       AUV at End of Period                              $6.13         $8.91
       Number of Accumulation Units
         Outstanding at End of Period                    9,184         2,330

   ING MFS GLOBAL GROWTH
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.31
       Number of Accumulation Units
         Outstanding at End of Period                        0

   ING MFS RESEARCH
       AUV at Beginning of Period                       $20.43        $22.11 (1)
       AUV at End of Period                             $15.13        $20.43
       Number of Accumulation Units
         Outstanding at End of Period                    6,456         1,497

   ING MFS TOTAL RETURN
       AUV at Beginning of Period                       $20.55        $20.57 (1)
       AUV at End of Period                             $19.23        $20.55
       Number of Accumulation Units
         Outstanding at End of Period                   20,972         4,628

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING PIMCO CORE BOND
       AUV at Beginning of Period                       $11.86        $11.44 (1)
       AUV at End of Period                             $12.70        $11.86
       Number of Accumulation Units
         Outstanding at End of Period                   78,978         7,501

   ING VAN KAMPEN COMSTOCK
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.30
       Number of Accumulation Units
         Outstanding at End of Period                      109

   ING VP CONVERTIBLE
       AUV at Beginning of Period                       $10.50        $10.00 (1)
       AUV at End of Period                              $9.64        $10.50
       Number of Accumulation Units
         Outstanding at End of Period                        0             0

   ING VP INDEX + LARGECAP
       AUV at Beginning of Period                        $9.38        $10.00 (1)
       AUV at End of Period                              $7.24         $9.38
       Number of Accumulation Units
         Outstanding at End of Period                   34,433        24,809

   ING VP INDEX + MIDCAP
       AUV at Beginning of Period                        $9.89        $10.00 (1)
       AUV at End of Period                              $8.56         $9.89
       Number of Accumulation Units
         Outstanding at End of Period                   19,211         3,276

   ING VP INDEX + SMALLCAP
       AUV at Beginning of Period                       $10.09        $10.00 (1)
       AUV at End of Period                              $8.62        $10.09
       Number of Accumulation Units
         Outstanding at End of Period                    8,401           795

   ING VP LARGE COMPANY VALUE
       AUV at Beginning of Period                       $10.42        $10.00 (1)
       AUV at End of Period                              $7.98        $10.42
       Number of Accumulation Units
         Outstanding at End of Period                   14,141         1,794

   ING VP LARGECAP GROWTH
       AUV at Beginning of Period                        $9.60        $10.00 (1)
       AUV at End of Period                              $6.17         $9.60
       Number of Accumulation Units
         Outstanding at End of Period                    7,411         2,947

   ING VP MAGNACAP
       AUV at Beginning of Period                        $9.35         $9.61 (1)
       AUV at End of Period                              $7.10         $9.35
       Number of Accumulation Units
         Outstanding at End of Period                      630             0

   ING VP VALUE OPPORTUNITY
       AUV at Beginning of Period                        $9.02        $10.00 (1)
       AUV at End of Period                              $6.57         $9.02
       Number of Accumulation Units
         Outstanding at End of Period                    4,228             0

   ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                        $7.02         $7.52 (1)
       AUV at End of Period                              $5.21         $7.02
       Number of Accumulation Units
         Outstanding at End of Period                    3,809         1,275

   INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                       $10.27        $10.00 (1)
       AUV at End of Period                              $7.65        $10.27
       Number of Accumulation Units
         Outstanding at End of Period                    9,105         3,081

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.44
       Number of Accumulation Units
         Outstanding at End of Period                      767

   INVESCO VIF FINANCIAL SERVICES
       AUV at Beginning of Period                        $9.37        $10.00 (1)
       AUV at End of Period                              $7.86         $9.37
       Number of Accumulation Units
         Outstanding at End of Period                    2,929         1,095

   INVESCO VIF UTILITIES
       AUV at Beginning of Period                        $8.11        $10.00 (1)
       AUV at End of Period                              $6.37         $8.11
       Number of Accumulation Units
         Outstanding at End of Period                    1,930           183

   JANUS WORLDWIDE GROWTH
       AUV at Beginning of Period                        $9.37        $10.00 (1)
       AUV at End of Period                              $6.86         $9.37
       Number of Accumulation Units
         Outstanding at End of Period                   14,254         4,296

   JENNISON PORTFOLIO
       AUV at Beginning of Period                        $6.30         $6.56 (1)
       AUV at End of Period                              $4.27         $6.30
       Number of Accumulation Units
         Outstanding at End of Period                        0             0

   PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                       $10.10         $9.92 (1)
       AUV at End of Period                              $9.84        $10.10
       Number of Accumulation Units
         Outstanding at End of Period                   15,358           437

   PIONEER FUND VCT
       AUV at Beginning of Period                        $9.39        $10.00 (1)
       AUV at End of Period                              $7.47         $9.39
       Number of Accumulation Units
         Outstanding at End of Period                    6,500         3,571

   PIONEER SMALL COMPANY VCT
       AUV at Beginning of Period                        $9.59        $10.00 (1)
       AUV at End of Period                              $7.84         $9.59
       Number of Accumulation Units
         Outstanding at End of Period                    9,445         1,955

   PUTNAM GROWTH & INCOME
       AUV at Beginning of Period                        $9.48        $10.00 (1)
       AUV at End of Period                              $7.57         $9.48
       Number of Accumulation Units
         Outstanding at End of Period                    1,001           109

   PUTNAM INTERNATIONAL GROWTH & INCOME
       AUV at Beginning of Period                        $9.47        $10.00 (1)
       AUV at End of Period                              $8.05         $9.47
       Number of Accumulation Units
         Outstanding at End of Period                    7,142         2,520

   PUTNAM VOYAGER FUND
       AUV at Beginning of Period                        $8.75        $10.00 (1)
       AUV at End of Period                              $6.08         $8.75
       Number of Accumulation Units
         Outstanding at End of Period                    4,631           495

   SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                        $5.41         $5.98 (1)
       AUV at End of Period                              $4.12         $5.41
       Number of Accumulation Units
         Outstanding at End of Period                        0             0

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   UBS TACTICAL ALLOCATION
       AUV at Beginning of Period                        $9.40        $10.00 (1)
       AUV at End of Period                              $7.14         $9.40
       Number of Accumulation Units
         Outstanding at End of Period                    7,474         1,093

FOOTNOTES
(1)  Fund First Available during July 2001
(2)  Fund First Available during November 2001
(3)  Fund First Available during May 2002
(4)  Fund First Available during December 2002

                                                         2002           2001
                                                         ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

   AIM VI DENT DEMOGRAPHIC
       AUV at Beginning of Period                       $10.99        $10.00 (2)
       AUV at End of Period                              $7.34        $10.99
       Number of Accumulation Units
         Outstanding at End of Period                   10,729           167

   AIM VI GROWTH SERIES
       AUV at Beginning of Period                       $10.33        $10.00 (2)
       AUV at End of Period                              $7.02        $10.33
       Number of Accumulation Units
         Outstanding at End of Period                   15,898             0

   ALLIANCE BERNSTEIN VALUE
       AUV at Beginning of Period                       $10.02        $10.00 (1)
       AUV at End of Period                              $8.60        $10.02
       Number of Accumulation Units
         Outstanding at End of Period                   69,918        10,643

   ALLIANCE GROWTH & INCOME
       AUV at Beginning of Period                        $9.59        $10.00 (1)
       AUV at End of Period                              $7.35         $9.59
       Number of Accumulation Units
         Outstanding at End of Period                  187,968        47,693

   ALLIANCE PREMIER GROWTH
       AUV at Beginning of Period                        $9.56        $10.00 (1)
       AUV at End of Period                              $6.52         $9.56
       Number of Accumulation Units
         Outstanding at End of Period                   48,076        20,008

   FIDELITY VIP CONTRAFUND
       AUV at Beginning of Period                        $9.70        $10.00 (1)
       AUV at End of Period                              $8.64         $9.70
       Number of Accumulation Units
         Outstanding at End of Period                  141,706        23,738

   FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                        $9.59        $10.00 (1)
       AUV at End of Period                              $7.83         $9.59
       Number of Accumulation Units
         Outstanding at End of Period                  178,215        99,509

   FIDELITY VIP GROWTH
       AUV at Beginning of Period                        $9.27        $10.00 (1)
       AUV at End of Period                              $6.37         $9.27
       Number of Accumulation Units
         Outstanding at End of Period                  156,999        21,879

   ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                       $18.25        $19.14 (1)
       AUV at End of Period                             $14.91        $18.25
       Number of Accumulation Units
         Outstanding at End of Period                   13,323         4,264

   ING GET FUND -- SERIES U
       AUV at Beginning of Period                       $10.00 (4)
       AUV at End of Period                             $10.00
       Number of Accumulation Units
         Outstanding at End of Period                   36,167

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                        $8.87         $9.25 (1)
       AUV at End of Period                              $7.04         $8.87
       Number of Accumulation Units
         Outstanding at End of Period                  167,273        62,913

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.22
       Number of Accumulation Units
         Outstanding at End of Period                    1,123

   ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $7.84
       Number of Accumulation Units
         Outstanding at End of Period                   11,544

   ING JP MORGAN MIDCAP VALUE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $9.16
       Number of Accumulation Units
         Outstanding at End of Period                   12,516

   ING LIQUID ASSETS
       AUV at Beginning of Period                       $15.71        $15.62 (1)
       AUV at End of Period                             $15.71        $15.71
       Number of Accumulation Units
         Outstanding at End of Period                  379,647       116,590

   ING MFS CAPITAL OPPORTUNITIES
       AUV at Beginning of Period                        $8.91        $10.00 (1)
       AUV at End of Period                              $6.13         $8.91
       Number of Accumulation Units
         Outstanding at End of Period                   51,743        18,641

   ING MFS GLOBAL GROWTH
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.31
       Number of Accumulation Units
         Outstanding at End of Period                    4,798

   ING MFS RESEARCH
       AUV at Beginning of Period                       $20.35        $22.03 (1)
       AUV at End of Period                             $15.07        $20.35
       Number of Accumulation Units
         Outstanding at End of Period                   45,515         7,932

   ING MFS TOTAL RETURN
       AUV at Beginning of Period                       $20.47        $20.50 (1)
       AUV at End of Period                             $19.15        $20.47
       Number of Accumulation Units
         Outstanding at End of Period                  129,465        41,845

   ING PIMCO CORE BOND
       AUV at Beginning of Period                       $11.81        $11.40 (1)
       AUV at End of Period                             $12.65        $11.81
       Number of Accumulation Units
         Outstanding at End of Period                  410,567       169,854

   ING VAN KAMPEN COMSTOCK
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.30
       Number of Accumulation Units
         Outstanding at End of Period                    5,134

   ING VP CONVERTIBLE
       AUV at Beginning of Period                       $10.50        $10.00 (1)
       AUV at End of Period                              $9.63        $10.50
       Number of Accumulation Units
         Outstanding at End of Period                   24,891         2,059

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING VP INDEX + LARGECAP
       AUV at Beginning of Period                        $9.38        $10.00 (1)
       AUV at End of Period                              $7.23         $9.38
       Number of Accumulation Units
         Outstanding at End of Period                  224,198        27,002

   ING VP INDEX + MIDCAP
       AUV at Beginning of Period                        $9.89        $10.00 (1)
       AUV at End of Period                              $8.55         $9.89
       Number of Accumulation Units
         Outstanding at End of Period                  177,259        14,893

   ING VP INDEX + SMALLCAP
       AUV at Beginning of Period                       $10.09        $10.00 (1)
       AUV at End of Period                              $8.61        $10.09
       Number of Accumulation Units
         Outstanding at End of Period                  119,408        28,552

   ING VP LARGE COMPANY VALUE
       AUV at Beginning of Period                       $10.42        $10.00 (1)
       AUV at End of Period                              $7.97        $10.42
       Number of Accumulation Units
         Outstanding at End of Period                   26,067         2,452

   ING VP LARGECAP GROWTH
       AUV at Beginning of Period                        $9.59        $10.00 (1)
       AUV at End of Period                              $6.16         $9.59
       Number of Accumulation Units
         Outstanding at End of Period                   41,754        19,732

   ING VP MAGNACAP
       AUV at Beginning of Period                        $9.35         $9.61 (1)
       AUV at End of Period                              $7.10         $9.35
       Number of Accumulation Units
         Outstanding at End of Period                   19,502           870

   ING VP VALUE OPPORTUNITY
       AUV at Beginning of Period                        $9.02        $10.00 (1)
       AUV at End of Period                              $6.57         $9.02
       Number of Accumulation Units
         Outstanding at End of Period                   32,953        10,936

   ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                        $7.02         $7.52 (1)
       AUV at End of Period                              $5.20         $7.02
       Number of Accumulation Units
         Outstanding at End of Period                   25,910         3,087

   INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                       $10.27        $10.00 (1)
       AUV at End of Period                              $7.65        $10.27
       Number of Accumulation Units
         Outstanding at End of Period                   44,853        11,674

   INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.44
       Number of Accumulation Units
         Outstanding at End of Period                    4,265

   INVESCO VIF FINANCIAL SERVICES
       AUV at Beginning of Period                        $9.36        $10.00 (1)
       AUV at End of Period                              $7.85         $9.36
       Number of Accumulation Units
         Outstanding at End of Period                   40,080         9,779

   INVESCO VIF UTILITIES
       AUV at Beginning of Period                        $8.11        $10.00 (1)
       AUV at End of Period                              $6.36         $8.11
       Number of Accumulation Units
         Outstanding at End of Period                   33,452        17,385

   JANUS WORLDWIDE GROWTH
       AUV at Beginning of Period                        $9.36        $10.00 (1)
       AUV at End of Period                              $6.86         $9.36
       Number of Accumulation Units
         Outstanding at End of Period                  150,851        57,358

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   JENNISON PORTFOLIO
       AUV at Beginning of Period                        $6.29         $6.56 (1)
       AUV at End of Period                              $4.27         $6.29
       Number of Accumulation Units
         Outstanding at End of Period                   35,941         6,637

   PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                       $10.08         $9.91 (1)
       AUV at End of Period                              $9.82        $10.08
       Number of Accumulation Units
         Outstanding at End of Period                  113,202        18,670

   PIONEER FUND VCT
       AUV at Beginning of Period                        $9.38        $10.00 (1)
       AUV at End of Period                              $7.47         $9.38
       Number of Accumulation Units
         Outstanding at End of Period                   47,949         9,143

   PIONEER SMALL COMPANY VCT
       AUV at Beginning of Period                        $9.59        $10.00 (1)
       AUV at End of Period                              $7.83         $9.59
       Number of Accumulation Units
         Outstanding at End of Period                  122,886        26,083

   PUTNAM GROWTH & INCOME
       AUV at Beginning of Period                        $9.47        $10.00 (1)
       AUV at End of Period                              $7.56         $9.47
       Number of Accumulation Units
         Outstanding at End of Period                   71,499         8,319

   PUTNAM INTERNATIONAL GROWTH & INCOME
       AUV at Beginning of Period                        $9.46        $10.00 (1)
       AUV at End of Period                              $8.04         $9.46
       Number of Accumulation Units
         Outstanding at End of Period                   94,101        20,019

   PUTNAM VOYAGER FUND
       AUV at Beginning of Period                        $8.75        $10.00 (1)
       AUV at End of Period                              $6.07         $8.75
       Number of Accumulation Units
         Outstanding at End of Period                   96,272        26,613

   SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                        $5.41         $5.97 (1)
       AUV at End of Period                              $4.11         $5.41
       Number of Accumulation Units
         Outstanding at End of Period                   13,714         1,922

   UBS TACTICAL ALLOCATION
       AUV at Beginning of Period                        $9.40        $10.00 (1)
       AUV at End of Period                              $7.14         $9.40
       Number of Accumulation Units
         Outstanding at End of Period                   58,960        16,438

FOOTNOTES
(1)  Fund First Available during July 2001
(2)  Fund First Available during November 2001
(3)  Fund First Available during May 2002
(4)  Fund First Available during December 2002

                                                         2002           2001
                                                         ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

   AIM VI DENT DEMOGRAPHIC
       AUV at Beginning of Period                       $10.99        $10.00 (2)
       AUV at End of Period                              $7.31        $10.99
       Number of Accumulation Units
         Outstanding at End of Period                    4,183             0

SD Variable Annuity - 126046

   AIM VI GROWTH SERIES
       AUV at Beginning of Period                       $10.33        $10.00 (2)
       AUV at End of Period                              $6.99        $10.33
       Number of Accumulation Units
         Outstanding at End of Period                   34,050        34,765

   ALLIANCE BERNSTEIN VALUE
       AUV at Beginning of Period                       $10.01        $10.00 (1)
       AUV at End of Period                              $8.56        $10.01
       Number of Accumulation Units
         Outstanding at End of Period                   71,483        17,505

   ALLIANCE GROWTH & INCOME
       AUV at Beginning of Period                        $9.58        $10.00 (1)
       AUV at End of Period                              $7.32         $9.58
       Number of Accumulation Units
         Outstanding at End of Period                  110,199        55,989

   ALLIANCE PREMIER GROWTH
       AUV at Beginning of Period                        $9.55        $10.00 (1)
       AUV at End of Period                              $6.49         $9.55
       Number of Accumulation Units
         Outstanding at End of Period                   63,674        27,531

   FIDELITY VIP CONTRAFUND
       AUV at Beginning of Period                        $9.69        $10.00 (1)
       AUV at End of Period                              $8.61         $9.69
       Number of Accumulation Units
         Outstanding at End of Period                   80,927        34,448

   FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                        $9.57        $10.00 (1)
       AUV at End of Period                              $7.79         $9.57
       Number of Accumulation Units
         Outstanding at End of Period                  140,604        39,753

   FIDELITY VIP GROWTH
       AUV at Beginning of Period                        $9.26        $10.00 (1)
       AUV at End of Period                              $6.34         $9.26
       Number of Accumulation Units
         Outstanding at End of Period                   74,614        16,676

   ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                       $17.86        $18.77 (1)
       AUV at End of Period                             $14.56        $17.86
       Number of Accumulation Units
         Outstanding at End of Period                    7,149           644

   ING GET FUND -- SERIES U
       AUV at Beginning of Period                       $10.00 (4)
       AUV at End of Period                             $10.00
       Number of Accumulation Units
         Outstanding at End of Period                    8,169

   ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                        $8.83         $9.23 (1)
       AUV at End of Period                              $6.99         $8.83
       Number of Accumulation Units
         Outstanding at End of Period                   75,160        35,491

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.21
       Number of Accumulation Units
         Outstanding at End of Period                      806

   ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $7.83
       Number of Accumulation Units
         Outstanding at End of Period                    2,705

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING JP MORGAN MIDCAP VALUE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $9.14
       Number of Accumulation Units
         Outstanding at End of Period                    6,147

   ING LIQUID ASSETS
       AUV at Beginning of Period                       $15.11        $15.04 (1)
       AUV at End of Period                             $15.05        $15.11
       Number of Accumulation Units
         Outstanding at End of Period                  116,034        20,175

   ING MFS CAPITAL OPPORTUNITIES
       AUV at Beginning of Period                        $8.89        $10.00 (1)
       AUV at End of Period                              $6.10         $8.89
       Number of Accumulation Units
         Outstanding at End of Period                   45,652        39,763

   ING MFS GLOBAL GROWTH
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.29
       Number of Accumulation Units
         Outstanding at End of Period                      295

   ING MFS RESEARCH
       AUV at Beginning of Period                       $19.91        $21.58 (1)
       AUV at End of Period                             $14.69        $19.91
       Number of Accumulation Units
         Outstanding at End of Period                   25,548         9,494

   ING MFS TOTAL RETURN
       AUV at Beginning of Period                       $20.03        $20.08 (1)
       AUV at End of Period                             $18.67        $20.03
       Number of Accumulation Units
         Outstanding at End of Period                  136,882        43,752

   ING PIMCO CORE BOND
       AUV at Beginning of Period                       $11.55        $11.17 (1)
       AUV at End of Period                             $12.34        $11.55
       Number of Accumulation Units
         Outstanding at End of Period                  238,795       111,130

   ING VAN KAMPEN COMSTOCK
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.28
       Number of Accumulation Units
         Outstanding at End of Period                    6,396

   ING VP CONVERTIBLE
       AUV at Beginning of Period                       $10.48        $10.00 (1)
       AUV at End of Period                              $9.59        $10.48
       Number of Accumulation Units
         Outstanding at End of Period                   16,097         2,910

   ING VP INDEX + LARGECAP
       AUV at Beginning of Period                        $9.36        $10.00 (1)
       AUV at End of Period                              $7.20         $9.36
       Number of Accumulation Units
         Outstanding at End of Period                   35,518         6,121

   ING VP INDEX + MIDCAP
       AUV at Beginning of Period                        $9.87        $10.00 (1)
       AUV at End of Period                              $8.51         $9.87
       Number of Accumulation Units
         Outstanding at End of Period                   94,503        23,562

   ING VP INDEX + SMALLCAP
       AUV at Beginning of Period                       $10.07        $10.00 (1)
       AUV at End of Period                              $8.57        $10.07
       Number of Accumulation Units
         Outstanding at End of Period                   50,587         7,282

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING VP LARGE COMPANY VALUE
       AUV at Beginning of Period                       $10.41        $10.00 (1)
       AUV at End of Period                              $7.93        $10.41
       Number of Accumulation Units
         Outstanding at End of Period                   10,661           827

   ING VP LARGECAP GROWTH
       AUV at Beginning of Period                        $9.58        $10.00 (1)
       AUV at End of Period                              $6.14         $9.58
       Number of Accumulation Units
         Outstanding at End of Period                   42,844        19,228

   ING VP MAGNACAP
       AUV at Beginning of Period                        $9.33         $9.60 (1)
       AUV at End of Period                              $7.06         $9.33
       Number of Accumulation Units
         Outstanding at End of Period                    6,930             0

   ING VP VALUE OPPORTUNITY
       AUV at Beginning of Period                        $9.01        $10.00 (1)
       AUV at End of Period                              $6.54         $9.01
       Number of Accumulation Units
         Outstanding at End of Period                   28,742        15,562

   ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                        $6.98         $7.49 (1)
       AUV at End of Period                              $5.16         $6.98
       Number of Accumulation Units
         Outstanding at End of Period                   20,897         7,572

   INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                       $10.25        $10.00 (1)
       AUV at End of Period                              $7.61        $10.25
       Number of Accumulation Units
         Outstanding at End of Period                   46,036        13,222

   INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.42
       Number of Accumulation Units
         Outstanding at End of Period                    1,328

   INVESCO VIF FINANCIAL SERVICES
       AUV at Beginning of Period                        $9.35        $10.00 (1)
       AUV at End of Period                              $7.82         $9.35
       Number of Accumulation Units
         Outstanding at End of Period                   39,579        17,709

   INVESCO VIF UTILITIES
       AUV at Beginning of Period                        $8.09        $10.00 (1)
       AUV at End of Period                              $6.34         $8.09
       Number of Accumulation Units
         Outstanding at End of Period                    8,962         1,036

   JANUS WORLDWIDE GROWTH
       AUV at Beginning of Period                        $9.35        $10.00 (1)
       AUV at End of Period                              $6.83         $9.35
       Number of Accumulation Units
         Outstanding at End of Period                   65,555        13,913

   JENNISON PORTFOLIO
       AUV at Beginning of Period                        $6.26         $6.54 (1)
       AUV at End of Period                              $4.23         $6.26
       Number of Accumulation Units
         Outstanding at End of Period                   37,136        13,956

   PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                        $9.97         $9.81 (1)
       AUV at End of Period                              $9.68         $9.97
       Number of Accumulation Units
         Outstanding at End of Period                   71,353        21,064

   PIONEER FUND VCT
       AUV at Beginning of Period                        $9.37        $10.00 (1)
       AUV at End of Period                              $7.43         $9.37
       Number of Accumulation Units
         Outstanding at End of Period                   50,246        19,587

   PIONEER SMALL COMPANY VCT
       AUV at Beginning of Period                        $9.58        $10.00 (1)
       AUV at End of Period                              $7.80         $9.58
       Number of Accumulation Units
         Outstanding at End of Period                   57,106        18,598

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   PUTNAM GROWTH & INCOME
       AUV at Beginning of Period                        $9.46        $10.00 (1)
       AUV at End of Period                              $7.53         $9.46
       Number of Accumulation Units
         Outstanding at End of Period                   50,353         9,657

   PUTNAM INTERNATIONAL GROWTH & INCOME
       AUV at Beginning of Period                        $9.45        $10.00 (1)
       AUV at End of Period                              $8.01         $9.45
       Number of Accumulation Units
         Outstanding at End of Period                   24,314         6,329

   PUTNAM VOYAGER FUND
       AUV at Beginning of Period                        $8.74        $10.00 (1)
       AUV at End of Period                              $6.05         $8.74
       Number of Accumulation Units
         Outstanding at End of Period                   38,340         4,333

   SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                        $5.39         $5.96 (1)
       AUV at End of Period                              $4.08         $5.39
       Number of Accumulation Units
         Outstanding at End of Period                    4,729           141

   UBS TACTICAL ALLOCATION
       AUV at Beginning of Period                        $9.38        $10.00 (1)
       AUV at End of Period                              $7.10         $9.38
       Number of Accumulation Units
         Outstanding at End of Period                   38,954        24,147

FOOTNOTES
(1)  Fund First Available during July 2001
(2)  Fund First Available during November 2001
(3)  Fund First Available during May 2002
(4)  Fund First Available during December 2002

                                                         2002           2001
                                                         ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90 %

   AIM VI DENT DEMOGRAPHIC
       AUV at Beginning of Period                       $10.98        $10.00 (2)
       AUV at End of Period                              $7.30        $10.98
       Number of Accumulation Units
         Outstanding at End of Period                    7,735           670

   AIM VI GROWTH SERIES
       AUV at Beginning of Period                       $10.32        $10.00 (2)
       AUV at End of Period                              $6.98        $10.32
       Number of Accumulation Units
         Outstanding at End of Period                      798           146

   ALLIANCE BERNSTEIN VALUE
       AUV at Beginning of Period                       $10.00        $10.00 (1)
       AUV at End of Period                              $8.54        $10.00
       Number of Accumulation Units
         Outstanding at End of Period                   17,783         5,924

   ALLIANCE GROWTH & INCOME
       AUV at Beginning of Period                        $9.57        $10.00 (1)
       AUV at End of Period                              $7.30         $9.57
       Number of Accumulation Units
         Outstanding at End of Period                   49,729        10,312

   ALLIANCE PREMIER GROWTH
       AUV at Beginning of Period                        $9.54        $10.00 (1)
       AUV at End of Period                              $6.47         $9.54
       Number of Accumulation Units
         Outstanding at End of Period                   13,118         5,206

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   FIDELITY VIP CONTRAFUND
       AUV at Beginning of Period                        $9.68        $10.00 (1)
       AUV at End of Period                              $8.59         $9.68
       Number of Accumulation Units
         Outstanding at End of Period                   26,329         8,281

   FIDELITY VIP EQUITY--INCOME
       AUV at Beginning of Period                        $9.57        $10.00 (1)
       AUV at End of Period                              $7.78         $9.57
       Number of Accumulation Units
         Outstanding at End of Period                   24,657         9,493

   FIDELITY VIP GROWTH
       AUV at Beginning of Period                        $9.25        $10.00 (1)
       AUV at End of Period                              $6.32         $9.25
       Number of Accumulation Units
         Outstanding at End of Period                   53,634         8,648

   ING EAGLE ASSET VALUE EQUITY
       AUV at Beginning of Period                       $17.67        $18.58 (1)
       AUV at End of Period                             $14.38        $17.67
       Number of Accumulation Units
         Outstanding at End of Period                    7,163           157

   ING GET FUND -- SERIES U
       AUV at Beginning of Period                       $10.00 (4)
       AUV at End of Period                              $9.99
       Number of Accumulation Units
         Outstanding at End of Period                        0

   ING JANUS GROWTH AND INCOME
       AUV at Beginning of Period                        $8.82         $9.22 (1)
       AUV at End of Period                              $6.97         $8.82
       Number of Accumulation Units
         Outstanding at End of Period                   38,567        19,211

   ING JP MORGAN FLEMING INTERNATIONAL
   ENHANCED EAFE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.20
       Number of Accumulation Units
         Outstanding at End of Period                    2,717

   ING JP MORGAN FLEMING SMALLCAP
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $7.82
       Number of Accumulation Units
         Outstanding at End of Period                    2,735

   ING JP MORGAN MIDCAP VALUE
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $9.13
       Number of Accumulation Units
         Outstanding at End of Period                    2,029

   ING LIQUID ASSETS
       AUV at Beginning of Period                       $14.81        $14.76 (1)
       AUV at End of Period                             $14.74        $14.81
       Number of Accumulation Units
         Outstanding at End of Period                  130,083        45,601

   ING MFS CAPITAL OPPORTUNITIES
       AUV at Beginning of Period                        $8.89        $10.00 (1)
       AUV at End of Period                              $6.09         $8.89
       Number of Accumulation Units
         Outstanding at End of Period                   27,828         5,621

   ING MFS GLOBAL GROWTH
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.28
       Number of Accumulation Units
         Outstanding at End of Period                      193

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   ING MFS RESEARCH
       AUV at Beginning of Period                       $19.69        $21.36 (1)
       AUV at End of Period                             $14.51        $19.69
       Number of Accumulation Units
         Outstanding at End of Period                   15,015         1,674

   ING MFS TOTAL RETURN
       AUV at Beginning of Period                       $19.81        $19.87 (1)
       AUV at End of Period                             $18.44        $19.81
       Number of Accumulation Units
         Outstanding at End of Period                   58,555         8,837

   ING PIMCO CORE BOND
       AUV at Beginning of Period                       $11.43        $11.05 (1)
       AUV at End of Period                             $12.18        $11.43
       Number of Accumulation Units
         Outstanding at End of Period                  280,008        20,362

   ING VAN KAMPEN COMSTOCK
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.27
       Number of Accumulation Units
         Outstanding at End of Period                    2,102

   ING VP CONVERTIBLE
       AUV at Beginning of Period                       $10.47        $10.00 (1)
       AUV at End of Period                              $9.57        $10.47
       Number of Accumulation Units
         Outstanding at End of Period                    1,293           415

   ING VP INDEX + LARGECAP
       AUV at Beginning of Period                        $9.36        $10.00 (1)
       AUV at End of Period                              $7.18         $9.36
       Number of Accumulation Units
         Outstanding at End of Period                   26,792         4,667

   ING VP INDEX + MIDCAP
       AUV at Beginning of Period                        $9.87        $10.00 (1)
       AUV at End of Period                              $8.49         $9.87
       Number of Accumulation Units
         Outstanding at End of Period                   97,941         4,408

   ING VP INDEX + SMALLCAP
       AUV at Beginning of Period                       $10.07        $10.00 (1)
       AUV at End of Period                              $8.55        $10.07
       Number of Accumulation Units
         Outstanding at End of Period                   69,821         5,763

   ING VP LARGE COMPANY VALUE
       AUV at Beginning of Period                       $10.40        $10.00 (1)
       AUV at End of Period                              $7.92        $10.40
       Number of Accumulation Units
         Outstanding at End of Period                    4,545           508

   ING VP LARGECAP GROWTH
       AUV at Beginning of Period                        $9.57        $10.00 (1)
       AUV at End of Period                              $6.12         $9.57
       Number of Accumulation Units
         Outstanding at End of Period                   11,188           661

   ING VP MAGNACAP
       AUV at Beginning of Period                        $9.32         $9.60 (1)
       AUV at End of Period                              $7.04         $9.32
       Number of Accumulation Units
         Outstanding at End of Period                    3,958             0

   ING VP VALUE OPPORTUNITY
       AUV at Beginning of Period                        $9.00        $10.00 (1)
       AUV at End of Period                              $6.52         $9.00
       Number of Accumulation Units
         Outstanding at End of Period                    7,083         3,112

   ING VP WORLDWIDE GROWTH
       AUV at Beginning of Period                        $6.96         $7.48 (1)
       AUV at End of Period                              $5.14         $6.96
       Number of Accumulation Units
         Outstanding at End of Period                    6,583         2,697

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                       $10.25        $10.00 (1)
       AUV at End of Period                              $7.59        $10.25
       Number of Accumulation Units
         Outstanding at End of Period                   66,228        24,044

   INVESCO VIF LEISURE FUND
       AUV at Beginning of Period                       $10.00 (3)
       AUV at End of Period                              $8.41
       Number of Accumulation Units
         Outstanding at End of Period                        0

   INVESCO VIF FINANCIAL SERVICES
       AUV at Beginning of Period                        $9.34        $10.00 (1)
       AUV at End of Period                              $7.80         $9.34
       Number of Accumulation Units
         Outstanding at End of Period                   41,939         4,900

   INVESCO VIF UTILITIES
       AUV at Beginning of Period                        $8.09        $10.00 (1)
       AUV at End of Period                              $6.32         $8.09
       Number of Accumulation Units
         Outstanding at End of Period                   11,546         6,868

   JANUS WORLDWIDE GROWTH
       AUV at Beginning of Period                        $9.34        $10.00 (1)
       AUV at End of Period                              $6.81         $9.34
       Number of Accumulation Units
         Outstanding at End of Period                   58,757        12,779

   JENNISON PORTFOLIO
       AUV at Beginning of Period                        $6.24         $6.52 (1)
       AUV at End of Period                              $4.22         $6.24
       Number of Accumulation Units
         Outstanding at End of Period                    4,306         1,752

   PIMCO HIGH YIELD PORTFOLIO
       AUV at Beginning of Period                        $9.91         $9.76 (1)
       AUV at End of Period                              $9.61         $9.91
       Number of Accumulation Units
         Outstanding at End of Period                   27,720         8,662

   PIONEER FUND VCT
       AUV at Beginning of Period                        $9.36        $10.00 (1)
       AUV at End of Period                              $7.42         $9.36
       Number of Accumulation Units
         Outstanding at End of Period                   19,853         4,340

   PIONEER SMALL COMPANY VCT
       AUV at Beginning of Period                        $9.57        $10.00 (1)
       AUV at End of Period                              $7.78         $9.57
       Number of Accumulation Units
         Outstanding at End of Period                   50,554        17,291

   PUTNAM GROWTH & INCOME
       AUV at Beginning of Period                        $9.45        $10.00 (1)
       AUV at End of Period                              $7.51         $9.45
       Number of Accumulation Units
         Outstanding at End of Period                   24,514        11,884

   PUTNAM INTERNATIONAL GROWTH & INCOME
       AUV at Beginning of Period                        $9.44        $10.00 (1)
       AUV at End of Period                              $7.99         $9.44
       Number of Accumulation Units
         Outstanding at End of Period                  101,983         8,360

   PUTNAM VOYAGER FUND
       AUV at Beginning of Period                        $8.73        $10.00 (1)
       AUV at End of Period                              $6.03         $8.73
       Number of Accumulation Units
         Outstanding at End of Period                   21,457         8,442

   SP JENNISON INTERNATIONAL GROWTH
       AUV at Beginning of Period                        $5.37         $5.95 (1)
       AUV at End of Period                              $4.07         $5.37
       Number of Accumulation Units
         Outstanding at End of Period                   15,438           466

SD Variable Annuity - 126046

                                                         2002           2001
                                                         ----           ----
   UBS TACTICAL ALLOCATION
       AUV at Beginning of Period                        $9.38        $10.00 (1)
       AUV at End of Period                              $7.09         $9.38
       Number of Accumulation Units
         Outstanding at End of Period                   18,472         4,485

FOOTNOTES
(1)  Fund First Available during July 2001
(2)  Fund First Available during November 2001
(3)  Fund First Available during May 2002
(4)  Fund First Available during December 2002

SD Variable Annuity - 126046

                                   APPENDIX V

                              PROJECTED SCHEDULE OF
                     ING GET U.S. CORE PORTFOLIO OFFERINGS*

                                             OFFERING DATES           GUARANTEE DATES
---------------------------------------------------------------------------------------
GET V SERIES                               03/13/03 - 06/12/03      06/13/03 - 06/13/08
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO-- SERIES 1     06/12/03 - 09/11/03      09/12/03 - 09/12/08
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO-- SERIES 2     09/12/03 - 12/11/03      12/12/03 - 12/12/08
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO-- SERIES 3     12/12/03 - 03/11/04      03/12/04 - 03/13/09
---------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO-- SERIES 4     03/12/04 - 06/10/04      06/11/04 - 06/12/09
---------------------------------------------------------------------------------------

* Previously known as ING GET Fund.

SD Variable Annuity - 126046

           GOLDEN AMERICAN GUARANTEED ACCOUNT PROSPECTUS - MAY 1, 2002
           -----------------------------------------------------------


Golden American Guaranteed Account
SD Variable Annuity - 126046

Golden American Guaranteed Account
SD Variable Annuity - 126046                           i

                                     PART B

                       Statement of Additional Information

                          GOLDENSELECT VARIABLE ANNUITY

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2003

                                TABLE OF CONTENTS

     ITEM                                                                 PAGE

     Introduction.........................................................
     Description of Golden American Life Insurance Company................
     Separate Account B ..................................................
     Safekeeping of Assets ...............................................
     The Administrator....................................................
     Independent Auditors.................................................
     Distribution of Contracts............................................
     Performance Information..............................................
     IRA Partial Withdrawal Option........................................
     Other Information....................................................
     Financial Statements of Golden American Life Insurance Company.......
     Financial Statements of Separate Account B...........................

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, Golden American had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), which was licensed to do variable annuity business in the states of New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002.

                               SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. Equitable Life billed Golden American $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by Golden American, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.

                                PERFORMANCE DATA

GENERAL

From time to time Golden American may advertise different types of historical performance for the subaccounts of the separate account available under the contract. Golden American may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below will be lower than the standardized figures for Option Packages I and II because of the lower mortality and expense risk charge under those Option Packages (0.80% and 1.10% respectively). Golden American may also advertise standardized returns and non-standardized returns using the fees and charges applicable to Option Packages I and II.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, and 0.15% administrative charge). Golden American may also advertise returns based on lower charges that may apply to contracts under Option Packages I and II.

Standardized and non-standardized calculations do not currently include the premium bonus or reflect the deduction of the corresponding premium bonus charge; but, to the extent permitted by applicable law, Golden American may include the premium bonus and corresponding charge in the standardized and non-standardized average annual total returns in the future.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.


AVERAGE ANNUAL TOTAL RETURN QUOTATIONS -- STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract (i.e., Option Package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Golden American may also advertise returns based on lower charges that may apply to particular contracts under Option Packages I and II.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "From Inception." For standardized performance, the "From Inception" column shows the average annual total return since the date premiums were first received in the fund under the separate account. For non-standardized performance, the "From Inception" column shows the average annual total return since the fund's inception date.

Performance is shown in the following tables only for those subaccounts which currently exist within the separate account. All other subaccounts are new to the separate account and therefore no performance data is available.

Average Annual Total Return for Periods Ending 12/31/02-standardized with Surrender Charges
-------------------------------------------------------------------------------------------
                                                 1 Year         5 Year       10 Year     Inception     Inception Date
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund            -40.26           n/a           n/a        -28.49          12-Oct-01
AIM V.I. Growth Fund                             -39.13           n/a           n/a        -31.36          12-Oct-01
Alliance Growth and Income Portfolio             -30.40           n/a           n/a        -24.23          13-Jul-01
Alliance Premier Growth Portfolio                -38.86           n/a           n/a        -30.81          13-Jul-01
AllianceBernstein Value Portfolio                -21.22           n/a           n/a        -14.82          13-Jul-01
Fidelity VIP Contrafund Portfolio                -17.92           n/a           n/a        -14.47          13-Jul-01
Fidelity VIP Equity-Income Portfolio             -25.36           n/a           n/a        -20.55          13-Jul-01
Fidelity VIP Growth Portfolio                    -38.32           n/a           n/a        -32.02          13-Jul-01
GET Fund - Series N                               -9.32           n/a           n/a         -4.63          13-Jul-01

                                       3

GET Fund - Series P                               -7.70           n/a           n/a         -5.85          17-Sep-01
Get Fund Series Q                                 -6.55           n/a           n/a         -6.22          12-Dec-01
Get Fund Series R                                   n/a           n/a           n/a         -5.96          15-Mar-02
ING Eagle Asset Value Equity Portfolio           -25.27         -5.14           n/a          5.15          03-Jan-95
ING J.P. Morgan Fleming International Enhanced      n/a           n/a           n/a        -24.75          01-May-02
EAFE Portfolio
ING J.P. Morgan Fleming Small Cap Equity
Portfolio                                           n/a           n/a           n/a        -28.54          01-May-02
ING Janus Growth and Income Portfolio            -27.59           n/a           n/a        -17.76          02-Oct-00
ING JP Morgan Mid Cap Value Portfolio               n/a           n/a           n/a        -15.40          01-May-02
ING Liquid Assets Portfolio                       -7.04          1.79          2.79          3.31          25-Jan-89
ING MFS Capital Opportunities Portfolio          -38.19           n/a           n/a        -33.97          13-Jul-01
ING MFS Global Growth Portfolio                     n/a           n/a           n/a        -23.89          01-May-02
ING MFS Research Portfolio                       -32.97         -5.57           n/a          5.13          07-Oct-94
ING MFS Total Return Portfolio                   -13.48          2.69           n/a          8.23          07-Oct-94
ING PIMCO Core Bond Portfolio                      0.11          0.36           n/a          2.91          07-Oct-94
ING Van Kampen Comstock Portfolio                   n/a           n/a           n/a        -24.01          01-May-02
ING VP Convertible Portfolio                     -15.24           n/a           n/a         -7.38          13-Jul-01
ING VP Index Plus LargeCap Portfolio             -29.89           n/a           n/a        -25.14          13-Jul-01
ING VP Index Plus MidCap Portfolio               -20.54           n/a           n/a        -15.16          13-Jul-01
ING VP Index Plus SmallCap Portfolio             -21.66           n/a           n/a        -14.71          13-Jul-01
ING VP Large Company Value Portfolio (closed)    -30.53           n/a           n/a        -19.47          13-Jul-01
ING VP LargeCap Growth Portfolio (closed)        -42.76           n/a           n/a        -33.68          13-Jul-01
ING VP MagnaCap Portfolio                        -31.12           n/a           n/a        -23.45          01-May-01
ING VP Value Opportunity Portfolio               -34.21           n/a           n/a        -30.41          13-Jul-01
ING VP Worldwide Growth Portfolio                -32.92           n/a           n/a        -25.23          01-May-00
INVESCO VIF-Financial Services Fund              -23.14           n/a           n/a        -20.37          13-Jul-01
INVESCO VIF-Health Sciences Fund                 -32.56           n/a           n/a        -21.93          13-Jul-01
INVESCO VIF-Leisure Fund                            n/a           n/a           n/a        -22.60          01-May-02
INVESCO VIF-Utilities Fund                       -28.49           n/a           n/a        -32.04          13-Jul-01
Janus Aspen Series Worldwide Growth Portfolio    -33.80           n/a           n/a        -28.09          13-Jul-01
Jennison Portfolio                               -39.18           n/a           n/a        -31.31          01-May-00
PIMCO High Yield Portfolio                        -9.62           n/a           n/a         -1.49          01-May-98
Pioneer Fund VCT Portfolio                       -27.43           n/a           n/a        -23.31          13-Jul-01
Pioneer Small Company VCT Portfolio              -25.36           n/a           n/a        -20.53          13-Jul-01
Putnam VT Growth and Income                      -27.17           n/a           n/a        -22.56          13-Jul-01
Putnam VT International Growth and Income        -22.03           n/a           n/a        -18.92          13-Jul-01
Putnam VT Voyager Fund II                        -37.62           n/a           n/a        -34.44          13-Jul-01
SP Jennison International Growth Portfolio       -30.97           n/a           n/a        -37.24          02-Oct-00
UBS Tactical Allocation Portfolio                -31.09           n/a           n/a        -25.88          13-Jul-01

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

Average Annual Total Return for Periods Ending 12/31/02-Non-standardized with out Surrender Charges
---------------------------------------------------------------------------------------------------
                                                 1 Year         5 Year       10 Year     Inception     Inception Date
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund            -33.21           n/a           n/a        -22.34          12-Oct-01
AIM V.I. Growth Fund                             -32.08           n/a           n/a        -25.15          12-Oct-01
Alliance Growth and Income Portfolio             -23.36           n/a           n/a        -18.86          13-Jul-01
Alliance Premier Growth Portfolio                -31.81           n/a           n/a        -25.22          13-Jul-01
AllianceBernstein Value Portfolio                -14.17           n/a           n/a         -9.72          13-Jul-01
Fidelity VIP Contrafund Portfolio                -10.87           n/a           n/a         -9.38          13-Jul-01
Fidelity VIP Equity-Income Portfolio             -18.31           n/a           n/a        -15.29          13-Jul-01
Fidelity VIP Growth Portfolio                    -31.27           n/a           n/a        -26.38          13-Jul-01
GET Fund - Series N                               -2.27           n/a           n/a          0.21          13-Jul-01
GET Fund - Series P                               -0.65           n/a           n/a         -0.33          17-Sep-01

                                       4

Get Fund Series Q                                  0.50           n/a           n/a          0.47          12-Dec-01
Get Fund Series R                                   n/a           n/a           n/a          1.04          15-Mar-02
ING Eagle Asset Value Equity Portfolio           -18.22         -3.89           n/a          5.18          03-Jan-95
ING J.P. Morgan Fleming International Enhanced      n/a           n/a           n/a        -17.75          01-May-02
EAFE Portfolio
ING J.P. Morgan Fleming Small Cap Equity
Portfolio                                           n/a           n/a           n/a        -21.54          01-May-02
ING Janus Growth and Income Portfolio            -20.54           n/a           n/a        -14.39          02-Oct-00
ING JP Morgan Mid Cap Value Portfolio               n/a           n/a           n/a         -8.40          01-May-02
ING Liquid Assets Portfolio                        0.01          2.75          2.84          3.35          25-Jan-89
ING MFS Capital Opportunities Portfolio          -31.14           n/a           n/a        -28.26          13-Jul-01
ING MFS Global Growth Portfolio                     n/a           n/a           n/a        -16.89          01-May-02
ING MFS Research Portfolio                       -25.92         -4.31           n/a          5.16          07-Oct-94
ING MFS Total Return Portfolio                    -6.43          3.62           n/a          8.26          07-Oct-94
ING PIMCO Core Bond Portfolio                      7.16          1.38           n/a          2.95          07-Oct-94
ING Van Kampen Comstock Portfolio                   n/a           n/a           n/a        -17.01          01-May-02
ING VP Convertible Portfolio                      -8.19           n/a           n/a         -2.48          13-Jul-01
ING VP Index Plus LargeCap Portfolio             -22.84           n/a           n/a        -19.74          13-Jul-01
ING VP Index Plus MidCap Portfolio               -13.49           n/a           n/a        -10.06          13-Jul-01
ING VP Index Plus SmallCap Portfolio             -14.61           n/a           n/a         -9.62          13-Jul-01
ING VP Large Company Value Portfolio (closed)    -23.48           n/a           n/a        -14.25          13-Jul-01
ING VP LargeCap Growth Portfolio (closed)        -35.71           n/a           n/a        -27.99          13-Jul-01
ING VP MagnaCap Portfolio                        -24.07           n/a           n/a        -18.52          01-May-01
ING VP Value Opportunity Portfolio               -27.16           n/a           n/a        -24.83          13-Jul-01
ING VP Worldwide Growth Portfolio                -25.87           n/a           n/a        -21.68          01-May-00
INVESCO VIF-Financial Services Fund              -16.09           n/a           n/a        -15.11          13-Jul-01
INVESCO VIF-Health Sciences Fund                 -25.51           n/a           n/a        -16.63          13-Jul-01
INVESCO VIF-Leisure Fund                            n/a           n/a           n/a        -15.60          01-May-02
INVESCO VIF-Utilities Fund                       -21.44           n/a           n/a        -26.40          13-Jul-01
Janus Aspen Series Worldwide Growth Portfolio    -26.75           n/a           n/a        -22.59          13-Jul-01
Jennison Portfolio                               -32.13           n/a           n/a        -27.26          01-May-00
PIMCO High Yield Portfolio                        -2.57           n/a           n/a         -0.34          01-May-98
Pioneer Fund VCT Portfolio                       -20.38           n/a           n/a        -17.97          13-Jul-01
Pioneer Small Company VCT Portfolio              -18.31           n/a           n/a        -15.27          13-Jul-01
Putnam VT Growth and Income                      -20.12           n/a           n/a        -17.24          13-Jul-01
Putnam VT International Growth and Income        -14.98           n/a           n/a        -13.71          13-Jul-01
Putnam VT Voyager Fund II                        -30.57           n/a           n/a        -28.71          13-Jul-01
SP Jennison International Growth Portfolio       -23.92           n/a           n/a        -32.61          02-Oct-00
UBS Tactical Allocation Portfolio                -24.04           n/a           n/a        -20.46          13-Jul-01

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index (S&P 500), Dow Jones Industrial Average (DJIA), Donoghue Money Market Institutional Averages or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria.

From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional

Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

   CONSOLIDATED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

The consolidated audited financial statements of Golden American Life Insurance Company are listed below and are included in this Statement of Additional
Information:

     Report of Independent Auditors
     Audited Consolidated Financial Statements of Golden American Life Insurance
       Company
          Consolidated Income Statements for the years ended December 31, 2002,
            2001 and 2000
          Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Changes in Shareholder's Equity for the
            years ended December 31, 2002, 2001 and 2000
          Consolidated Statements of Cash Flows for the years ended December 31,
            2002, 2001 and 2000
     Notes to Consolidated Financial Statements

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements of Golden American Life Insurance Company
       Separate Account B
          Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31,
            2002 and 2001
     Notes to Financial Statements

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                                       28

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                                       29

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                                       30

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                                       31

                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


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                                       58

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                                       59

                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                                       86

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                                       87

                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                          PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.



                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


EXHIBITS

(b)


1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2     Not applicable

3 (a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
  (b) Form of Dealers Agreement (1)
  (c) Organizational Agreement (1)
  (d) Addendum to Organizational Agreement (1)
  (e) Expense Reimbursement Agreement (1)
  (f) Form of Assignment Agreement for Organization Agreement (1)

4 (a) Form of Variable Annuity Group Master Contract (2)
  (b) Form of Variable Annuity Contract (2)
  (c) Form of Variable Annuity Certificate (2)
  (d) Form of Endorsement for GET Fund (2)
  (e) Form of Endorsement for Premium Bonus (2)
  (f) Individual Retirement Annuity Rider (8)
  (g) ROTH Individual Retirement Annuity Rider (8)
  (h) Simple Retirement Account Rider (8)
  (i) 403(b) Rider (8)

5     Individual Deferred Variable Annuity Application

6 (a) Certificate of Amendment of the Restated Articles of Incorporation of
      Golden American Life Insurance Company, dated 03/01/95 (1)
  (b) By-laws of Golden American Life Insurance Company, dated 01/07/94 (1)

7     Not applicable

8 (a) Participation Agreement between Golden American Life Insurance
      Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
      Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser") (7)
  (b) Participation Agreement between Golden American Life Insurance
      Company and Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (7)
  (c) Participation Agreement between Golden American Life Insurance
      Company and Variable Insurance Products Funds, Fidelity Distributors Corporation (3)
  (d) Participation Agreement between Golden American Life Insurance Company and INVESCO Variable Investment Funds, Inc. (7)
  (e) Participation Agreement and between Golden American Life Insurance Company and Janus Aspen Series Service Shares (7)
  (f) Participation Agreement between Golden American Life Insurance
      Company and Brinson Series Trust (3)
  (g) Participation Agreement between Golden American Life Insurance
      Company and Pilgrim Variable Products Trust and Pilgrim Variable Insurance Trust (7)
  (h) Participation Agreement between Golden American Life Insurance
      Company, PIMCO Variable Insurance Trust, and PIMCO Funds
      Distributors LLC (2)
  (i) Participation Agreement between Golden American Life Insurance
      Company and Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (7)
  (j) Participation Agreement between Golden American Life Insurance
      Company, Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company (7)
  (k) Participation Agreement between Golden American Life Insurance
      Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC (2)
  (l) Amendment to the Participation Agreement between Golden American Life Insurance Company, Prudential Series Fund, Inc., Prudential Insurance Company of America and Prudential Investment Management Services LLC (7)
  (m) Form of Participation Agreement between Golden American Life Insurance Company and Putnam Variable Trust and Putnam Retail Management, Inc. (2)
  (n) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)
  (o) Participation Agreement between Golden American Life Insurance Company and AIM Advisors, Inc. (7)
  (p) Participation Agreement between Golden American Life Insurance Company and ING Variable Insurance Trust (7)
  (q) Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (7)

9     Opinion and Consent of Kimberly J. Smith

10  (a)  Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

11    Not applicable

12    Not applicable

13    Schedule of Performance Data (6)

14    Not applicable

15    Powers of Attorney (9)

----------------------------------------

(1) Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on March 19, 2001 (File Nos. 333-57218, 811-5626)

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-5626)

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 6, 2001
     (File Nos. 333-57218, 811-5626)

(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 6, 2001 (File Nos 333-57218, 811-5626)

(5) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(9) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Cheryl L. Price        ReliaStar Life Insurance Co.  Chief Financial Officer,
                       20 Washington Avenue South    Vice President
                       Minneapolis, MN  55402

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 31, 2003, there are 134,518 qualified contract owners and 153,520 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 16th day of April, 2003.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------
5     Individual Deferred Variable Annuity Application           EX-99.B5

9     Opinion and Consent of Kimberly J. Smith                   EX-99.B9

10(a) Consent of Ernst & Young, LLP, Independent Auditors        EX-99.B10A